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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21978

                      Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
				Pioneer Multi-Asset Real Return Fund
				Schedule of Investments 7/31/13

	Shares	Floating Rate (b) (unaudited)	S&P/Moody's Ratings (unaudited)		Value
				CONVERTIBLE CORPORATE BONDS - 0.4%
				Materials - 0.1%
				Precious Metals & Minerals - 0.1%
	1,400,000		NR/NR	Aquarius Platinum, Ltd., 4.0%, 12/18/15	$1,134,000
				Total Materials	$1,134,000
				Diversified Financials - 0.3%
				Asset Management & Custody Banks - 0.3%
	1,850,000		BBB/NR	Prospect Capital Corp., 5.5%, 8/15/16	$1,949,438
	950,000		BBB/NR	Prospect Capital Corp., 5.75%, 3/15/18 (144A)	970,188
					$2,919,626
				Total Diversified Financials	$2,919,626
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $4,010,979)	$4,053,626

				PREFERRED STOCKS - 1.1%
				Real Estate - 1.1%
				Diversified REIT's - 0.3%
	95,999		NR/NR	First Potomac Realty Trust, 7.75%, 12/31/99 (Perpetual)	$2,507,494
				Office REIT's - 0.3%
	94,999		NR/NR	Coresite Realty Corp., 7.25%, 12/31/99 (Perpetual)	$2,381,625
				Retail REIT's - 0.0%†
	507		NR/NR	Wheeler Real Estate Investment Trust, Inc., 9.0%, 9/21/13	$507,000
				Specialized REIT's - 0.5%
	91,866		NR/NR	LaSalle Hotel Properties, 7.5%, 12/31/99 (Perpetual)	$2,344,880
	100,000		NR/NR	Pebblebrook Hotel Trust, 6.5%, 12/31/99 (Perpetual)	2,349,000
					$4,693,880
				Total Real Estate	$10,089,999
				TOTAL PREFERRED STOCKS
				(Cost $10,375,956)	$10,089,999
	Shares
				COMMON STOCKS - 66.1%
				Energy - 1.6%
				Oil & Gas Equipment & Services - 0.3%
	1,671,505			Ezion Holdings, Ltd.	$2,913,933
				Integrated Oil & Gas - 1.0%
	165,757			BG Group Plc	$3,007,497
	52,673			Chevron Corp.	6,631,004
					$9,638,501
				Oil & Gas Storage & Transportation - 0.3%
	6,039,405			China Suntien Green Energy Corp, Ltd. *	$2,186,938
				Total Energy	$14,739,372
				Materials - 4.1%
				Commodity Chemicals - 0.5%
	706,000			Asahi Kasei Corp.	$4,474,040
				Diversified Chemicals - 0.6%
	38,419			PPG Industries, Inc.	$6,163,944
				Specialty Chemicals - 2.1%
	275,666			Clariant AG	$4,307,410
	56,966			Ecolab, Inc.	5,248,847
	3,229			Givaudan SA	4,499,159
	36,800			Shin-Etsu Chemical Co, Ltd.	2,298,065
	1,114			Sika AG	3,109,012
					$19,462,493
				Construction Materials - 0.6%
	1,663,983			Cemex SAB de CV *	$1,921,190
	1,731,103			Indocement Tunggal Prakarsa Tbk PT	3,504,495
					$5,425,685
				Paper Packaging - 0.3%
	4,969,963			Greatview Aseptic Packaging Co, Ltd.	$2,991,728
				Total Materials	$38,517,890
				Capital Goods - 10.4%
				Aerospace & Defense - 3.7%
	90,276			European Aeronautic Defence and Space Co NV	$5,424,434
	27,400			Honeywell International, Inc.	2,273,652
	53,023			Raytheon Co.	3,809,172
	97,480			The Boeing Co.	10,245,148
	97,557			United Technologies Corp.	10,299,092
	13,816			Zodiac Aerospace	2,010,692
					$34,062,190
				Construction & Engineering - 0.7%
	2,972,128			Arabtec Holding Co.	$614,979
	1,733,077			China Singyes Solar Technologies Holdings, Ltd.	1,739,830
	1,386,596			China State Construction International Holdings, Ltd.	2,208,629
	1,514,600			Gamuda Bhd	2,219,108
					$6,782,546
				Electrical Components & Equipment - 1.5%
	70,661			Eaton Corp Plc	$4,872,076
	547,000			Hitachi, Ltd.	3,670,133
	54,010			Rockwell Automation, Inc.	5,230,868
					$13,773,077
				Industrial Conglomerates - 2.3%
	990,673			Alfa SAB de CV	$2,529,269
	8,896,361			Alliance Global Group, Inc. *	5,384,429
	65,820			Industries Qatar QSC	2,872,960
	2,773,000			JG Summit Holdings, Inc.	2,684,849
	369,328			John Keells Holdings Plc	730,639
	312,000			Keppel Corp., Ltd.	2,539,192
	42,281			Samsung Techwin Co, Ltd.	2,646,814
	104,160			SM Investments Corp.	2,278,590
					$21,666,742
				Construction & Farm Machinery & Heavy Trucks - 0.9%
	24,000			Caterpillar, Inc.	$1,989,840
	3,041,903			First Tractor Co, Ltd.	1,795,945
	1,243,557			SembCorp Marine, Ltd.	4,446,698
					$8,232,483
				Industrial Machinery - 1.3%
	1,459,069			CIMC Enric Holdings, Ltd.	$1,848,429
	10,210,053			EVA Precision Industrial Holdings, Ltd.	1,487,108
	404,091			Interpump Group S.p.A.	4,008,296
	58,180			Stanley Black & Decker, Inc.	4,923,192
					$12,267,025
				Total Capital Goods	$96,784,063
				Commercial Services & Supplies - 1.2%
				Environmental & Facilities Services - 0.4%
	9,622,269			Beijing Enterprises Water Group, Ltd.	$3,885,801
				Security & Alarm Services - 0.8%
	54,792			Secom Co, Ltd.	$3,020,813
	134,188			Tyco International, Ltd.	4,671,084
					$7,691,897
				Total Commercial Services & Supplies	$11,577,698
				Transportation - 1.5%
				Airlines - 0.4%
	4,128,643			AirAsia BHD	$4,013,033
				Railroads - 0.6%
	122,205			CSX Corp.	$3,031,906
	28,300			East Japan Railway Co.	2,279,533
					$5,311,439
				Airport Services - 0.1%
	2,345			Flughafen Zuerich AG	$1,271,039
				Highways & Railtracks - 0.4%
	7,556,310			Anhui Expressway Co.	$3,395,457
				Total Transportation	$13,990,968
				Automobiles & Components - 4.5%
				Auto Parts & Equipment - 1.4%
	28,395			Autoliv, Inc.	$2,321,859
	140,671			Brembo S.p.A.	3,060,304
	8,450,975			Xinyi Glass Holdings, Ltd.	7,743,731
					$13,125,894
				Tires & Rubber - 0.9%
	81,967			Cie Generale des Etablissements Michelin	$8,239,494
				Automobile Manufacturers - 2.2%
	38,847			Bayerische Motoren Werke AG	$3,812,061
	3,241,140			Brilliance China Automotive Holdings, Ltd. *	3,871,771
	32,981			Daimler AG	2,296,486
	223,142			Ford Motor Co.	3,766,637
	349,197			Mazda Motor Corp.	1,458,524
	210,800			Nissan Motor Co, Ltd.	2,207,266
	13,470			Volkswagen AG	3,075,712
					$20,488,457
				Total Automobiles & Components	$41,853,845
				Consumer Durables & Apparel - 2.1%
				Consumer Electronics - 0.3%
	131,800			Sony Corp.	$2,773,852
				Home Furnishings - 0.1%
	1,080,400			Man Wah Holdings, Ltd.	$1,211,574
				Homebuilding - 0.1%
	34,300			West Holdings Corp. *	$1,048,850
				Household Appliances - 0.5%
	1,900,394			Techtronic Industries Co.	$4,645,207
				Apparel, Accessories & Luxury Goods - 1.1%
	132,941			Burberry Group Plc	$3,111,852
	23,372			Christian Dior SA	4,168,972
	15,730			VF Corp.	3,098,810
					$10,379,634
				Total Consumer Durables & Apparel	$20,059,117
				Consumer Services - 1.3%
				Casinos & Gaming - 1.2%
	941,380			Galaxy Entertainment Group, Ltd. *	$4,953,739
	1,820,700			Genting Malaysia Bhd	2,330,365
	129,760			Grand Korea Leisure Co, Ltd.	3,686,678
					$10,970,782
				Hotels, Resorts & Cruise Lines - 0.0%†
	115,599			Aitken Spence Hotel Holdings Plc	$60,394
				Restaurants - 0.1%
	267,561			Oishi Group PCL	$968,373
				Total Consumer Services	$11,999,549
				Media - 3.1%
				Advertising - 0.3%
	2,798,221			SinoMedia Holding, Ltd.	$2,473,888
				Broadcasting - 0.4%
	79,246			CBS Corp. (Class B)	$4,187,359
				Cable & Satellite - 0.4%
	88,378			Comcast Corp.	$3,984,080
				Movies & Entertainment - 1.7%
	141,358			Avex Group Holdings, Inc.	$4,854,072
	2,122,413			Major Cineplex Group PCL	1,428,027
	41,807			The Walt Disney Co.	2,702,823
	72,873			Twenty-First Century Fox, Inc.	2,177,445
	58,041			Viacom, Inc. (Class B)	4,223,644
					$15,386,011
				Publishing - 0.3%
	233,537			Reed Elsevier Plc	$3,024,726
				Total Media	$29,056,064
				Retailing - 0.6%
				Department Stores - 0.1%
	476,500			Lifestyle International Holdings, Ltd.	$1,132,571
				Home Improvement Retail - 0.5%
	61,003			The Home Depot, Inc.	$4,821,067
				Total Retailing	$5,953,638
				Food & Staples Retailing - 1.1%
				Drug Retail - 0.6%
	41,437			CVS Caremark Corp.	$2,547,961
	33,299			Tsuruha Holdings, Inc.	3,068,895
					$5,616,856
				Food Retail - 0.3%
	49,434			BIM Birlesik Magazalar AS	$1,135,084
	19,800			Magnit OJSC (G.D.R.)	1,136,256
					$2,271,340
				Hypermarkets & Super Centers - 0.2%
	1,590,247			Sun Art Retail Group, Ltd.	$2,209,408
				Total Food & Staples Retailing	$10,097,604
				Food, Beverage & Tobacco - 3.1%
				Brewers - 0.7%
	45,928			Carlsberg A/S	$4,565,901
	1,417,784			Nigerian Breweries Plc	1,520,984
					$6,086,885
				Distillers & Vintners - 0.4%
	122,382			Diageo Plc	$3,844,994
				Soft Drinks - 0.2%
	199,574			Arca Continental SAB de CV	$1,497,122
				Packaged Foods & Meats - 1.8%
	44,090			Danone SA	$3,493,242
	7,196,487			Del Monte Pacific, Ltd.	4,553,691
	802,157			Grupo Bimbo SAB de CV	2,704,204
	432,400			Super Group, Ltd./Singapore	1,634,812
	49,538			The Hershey Co.	4,699,670
					$17,085,619
				Total Food, Beverage & Tobacco	$28,514,620
				Household & Personal Products - 0.6%
				Household Products - 0.2%
	28,629			Reckitt Benckiser Group Plc	$2,040,899
				Personal Products - 0.4%
	4,901,214			Prince Frog International Holdings, Ltd.	$3,209,274
				Total Household & Personal Products	$5,250,173
				Health Care Equipment & Services - 1.1%
				Health Care Equipment - 0.4%
	61,559			Covidien Plc	$3,793,881
				Health Care Supplies - 0.2%
	78,000			St Shine Optical Co, Ltd. *	$2,180,170
				Managed Health Care - 0.5%
	71,637			Aetna, Inc.	$4,596,946
				Total Health Care Equipment & Services	$10,570,997
				Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
				Biotechnology - 0.2%
	29,645			Actelion, Ltd.	$1,974,477
				Pharmaceuticals - 4.3%
	4,805,686			China Medical System Holdings, Ltd.	$4,335,325
	504,384			Guangzhou Pharmaceutical Co, Ltd.	1,927,406
	75,332			Johnson & Johnson	7,043,542
	132,897			Novartis AG	9,567,845
	33,359			Roche Holding AG	8,221,603
	84,267			Sanofi	9,053,197
					$40,148,918
				Life Sciences Tools & Services - 0.6%
	58,110			Thermo Fisher Scientific, Inc.	$5,294,402
				Total Pharmaceuticals, Biotechnology & Life Sciences	$47,417,797
				Banks - 8.1%
				Diversified Banks - 8.1%
	2,346,594			Abu Dhabi Commercial Bank PJSC	$3,398,042
	112,590			Australia & New Zealand Banking Group, Ltd.	3,015,168
	2,311,390			Commercial Bank of Ceylon Plc	2,057,410
	18,743			Credicorp, Ltd.	2,230,417
	711,283			First Gulf Bank PJSC	3,198,117
	1,869,935			Hatton National Bank Plc	2,198,429
	4,912,850			Krung Thai Bank PCL	2,757,212
	1,203,100			Metropolitan Bank & Trust	2,934,832
	947,800			Mitsubishi UFJ Financial Group, Inc.	5,929,216
	1,323,158			National Bank of Abu Dhabi PJSC	4,691,097
	1,045,803			National Development Bank Plc	1,326,897
	238,386			Nordea Bank AB	3,023,337
	343,900			Public Bank Bhd	1,828,549
	122,056			Qatar National Bank SAQ	5,935,456
	724,519			Sampath Bank Plc	1,111,020
	929,332			Siam Commercial Bank PCL	4,697,038
	264,850			Standard Chartered Plc	6,139,979
	213,100			Sumitomo Mitsui Financial Group, Inc.	9,747,855
	305,225			Turkiye Halk Bankasi AS	2,282,926
	146			United Overseas Bank, Ltd.	2,462
	64,706			Wells Fargo & Co.	2,814,711
	31,769,124			Zenith Bank Plc	3,896,960
					$75,217,130
				Total Banks	$75,217,130
				Diversified Financials - 3.4%
				Other Diversified Financial Services - 0.2%
	75,882			Intercorp Financial Services, Inc.	$2,200,578
				Multi-Sector Holdings - 1.3%
	347,142			Ayala Corp.	$4,824,468
	3,261,831			First Pacific Co., Ltd.	3,689,276
	28,820,347			Metro Pacific Investments Corp.	3,584,558
					$12,098,302
				Consumer Finance - 0.6%
	104,359			Discover Financial Services, Inc.	$5,166,814
				Asset Management & Custody Banks - 1.3%
	814,461			Aberdeen Asset Management Plc	$4,757,539
	174,096			Blackstone Group LP	3,925,865
	39,122			Franklin Resources, Inc.	1,912,283
	73,714			KKR & Co LP	1,507,451
					$12,103,138
				Total Diversified Financials	$31,568,832
				Insurance - 5.4%
				Life & Health Insurance - 1.6%
	1,296,536			AIA Group, Ltd.	$6,139,632
	50,952			Prudential Financial, Inc.	4,023,679
	27,390			Swiss Life Holding AG	4,917,283
					$15,080,594
				Multi-line Insurance - 1.6%
	61,881			Allianz SE *	$9,668,275
	240,768			Assicurazioni Generali S.p.A.	4,755,546
					$14,423,821
				Property & Casualty Insurance - 0.4%
	45,265			The Travelers Companies, Inc.	$3,781,891
				Reinsurance - 1.8%
	30,904			Muenchener Rueckversicherungs AG	$6,142,478
	136,762			Swiss Re AG	10,879,212
					$17,021,690
				Total Insurance	$50,307,996
				Real Estate - 1.9%
				Retail REIT's - 0.0%†
	93,000			Wheeler Real Estate Investment Trust, Inc.	$483,600
				Specialized REIT's - 0.1%
	435,226			Parkway Life Real Estate Investment Trust	$856,536
				Diversified Real Estate Activities - 0.6%
	75,729,497			Century Properties Group, Inc.	$2,317,594
	78,189,719			Pakuwon Jati Tbk PT	2,885,078
	59			Swire Pacific, Ltd.	696
					$5,203,368
				Real Estate Operating Companies - 0.2%
	4,504,000			SM Prime Holdings, Inc.	$1,823,975
				Real Estate Development - 1.0%
	5,591,409			Beijing Capital Land, Ltd.	$2,025,356
	35,483			Conwert Immobilien Invest SE	383,375
	58,819,260			Megaworld Corp.	4,385,194
	16,014,439			Sansiri PCL	1,368,581
	2,297,456			Ticon Industrial Connection PCL	1,457,888
					$9,620,394
				Total Real Estate	$17,987,873
				Software & Services - 1.9%
				IT Consulting & Other Services - 0.2%
	9,248,244			China ITS Holdings Co., Ltd. *	$2,251,789
				Data Processing & Outsourced Services - 0.4%
	24,233			Visa, Inc.	$4,289,483
				Application Software - 0.5%
	66,917			Adobe Systems, Inc. *	$3,163,836
	212,218			The Sage Group Plc	1,136,450
					$4,300,286
				Systems Software - 0.8%
	184,505			Symantec Corp.	$4,922,593
	67,000			Trend Micro, Inc./Japan	2,230,416
					$7,153,009
				Total Software & Services	$17,994,567
				Technology Hardware & Equipment - 0.9%
				Computer Hardware - 0.4%
	4,953,000			Inventec Corp.	$3,728,705
				Electronic Components - 0.5%
	5,400			Keyence Corp.	$1,763,852
	30,900			Kyocera Corp.	3,127,341
					$4,891,193
				Total Technology Hardware & Equipment	$8,619,898
				Semiconductors & Semiconductor Equipment - 0.7%
				Semiconductor Equipment - 0.3%
	25,716			ASML Holding NV (A.D.R.)	$2,311,868
				Semiconductors - 0.4%
	8,378,944			Comtec Solar Systems Group, Ltd.	$2,374,376
	2,119,706			King Yuan Electronics Co, Ltd.	1,409,382
					$3,783,758
				Total Semiconductors & Semiconductor Equipment	$6,095,626
				Telecommunication Services - 0.2%
				Alternative Carriers - 0.2%
	215,829			Inmarsat Plc	$2,254,427
				Total Telecommunication Services	$2,254,427
				Utilities - 2.2%
				Electric Utilities - 0.2%
	318,400			Tokyo Electric Power Co, Inc.	$1,946,041
				Multi-Utilities - 0.2%
	36,213			Qatar Electricity & Water Co.	$1,631,161
				Water Utilities - 0.2%
	4,064,904			Sound Global, Ltd.	$1,919,344
				Independent Power Producers & Energy Traders - 1.6%
	9,170,075			Beijing Jingneng Clean Energy Co, Ltd. *	$3,485,665
	8,410,424			China Datang Corp Renewable Power Co, Ltd.	1,939,107
	8,407,497			China Power International Development, Ltd.	3,528,615
	7,444,796			Huadian Power International Corp, Ltd.	3,453,170
	7,000,582			Huaneng Renewables Corp, Ltd. *	2,479,794
					$14,886,351
				Total Utilities	$20,382,897
				TOTAL COMMON STOCKS
				(Cost $578,042,566)	$616,812,641
	Principal Amount ($)
				COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
				Banks - 1.8%
				Thrifts & Mortgage Finance - 1.8%
	3,000,000		NR/B3	COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46	$2,808,675
	3,000,000		A-/Ba1	GS Mortgage Securities Corp II Series 2005-GG4, 4.782%, 7/10/39	3,039,081
	2,384,000	5.86	B+/Baa3	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, Floating Rate Note, 4/15/45	2,400,750
	3,000,000	5.57	NR/B1	Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49	2,993,226
	5,568,069	3.97	NR/NR	Wedgewood Real Estate Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	5,568,069
					$16,809,801
				Total Banks	$16,809,801
				Real Estate - 0.2%
				Mortgage REIT's - 0.2%
	2,000,000		NR/Caa3	Credit Suisse First Boston Mortgage Securities Corp., 4.898%, 3/15/36 (144A)	$1,894,416
				Total Real Estate	$1,894,416
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $18,692,113)	$18,704,217

				CORPORATE BONDS - 14.4%
				Energy - 2.2%
				Integrated Oil & Gas - 0.7%
	5,823,000		BBB/Baa2	Lukoil International Finance BV, 7.25%, 11/5/19 (144A)	$6,661,512
				Oil & Gas Exploration & Production - 0.6%
	2,800,000		BB+/Ba3	Concho Resources, Inc., 7.0%, 1/15/21	$3,080,000
	2,153,000		BBB/Baa1	Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22 (144A)	2,319,642
	350,000		BB+/Ba3	Whiting Petroleum Corp., 6.5%, 10/1/18	371,000
					$5,770,642
				Coal & Consumable Fuels - 0.9%
	2,900,000		NR/Ba1	Adaro Indonesia PT, 7.625%, 10/22/19 (144A)	$3,005,125
	1,500,000		BB/B1	CONSOL Energy, Inc., 8.0%, 4/1/17	1,599,375
	3,200,000		BB+/Ba1	Peabody Energy Corp., 6.0%, 11/15/18	3,272,000
					$7,876,500
				Total Energy	$20,308,654
				Materials - 4.3%
				Diversified Chemicals - 0.3%
	2,500,000		BB+/Ba2	Celanese US Holdings LLC, 5.875%, 6/15/21	$2,625,000
				Diversified Metals & Mining - 1.9%
	5,300,000		BB+/Baa3	AngloGold Ashanti Holdings Plc, 5.125%, 8/1/22	$4,221,742
	4,900,000		BB+/Baa3	AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20	4,153,490
	4,500,000		BB+/Ba2	Compass Minerals International, Inc., 8.0%, 6/1/19	4,826,250
	5,200,000		B+/B1	FMG Resources August 2006 Pty, Ltd., 6.875%, 4/1/22 (144A)	5,148,000
					$18,349,482
				Gold - 1.2%
	4,500,000		BBB/Baa2	Barrick Gold Corp., 2.5%, 5/1/18 (144A)	$4,175,820
	7,300,000		NR/Baa3	Kinross Gold Corp., 5.125%, 9/1/21	6,788,124
					$10,963,944
				Steel - 0.5%
	2,500,000		BB+/Ba1	ArcelorMittal, 5.75%, 8/5/20	$2,503,125
	2,000,000		BB+/Ba1	ArcelorMittal, 6.125%, 6/1/18	2,100,000
					$4,603,125
				Forest Products - 0.3%
EURO	2,000,000		BB/Ba2	Smurfit Kappa Acquisitions, 7.75%, 11/15/19 (144A)	$2,913,997
				Paper Products - 0.1%
	1,000,000		BB/Ba2	Sappi Papier Holding GmbH, 6.625%, 4/15/21 (144A)	$967,500
				Total Materials	$40,423,048
				Capital Goods - 1.9%
				Construction & Engineering - 1.6%
	3,000,000		BBB+/NR	China Railway Resources Huitung, Ltd., 3.85%, 2/5/23	$2,775,084
	3,000,000		A-/A3	CRCC Yuxiang, Ltd., 3.5%, 5/16/23	2,732,673
EURO	6,300,000		NR/Ba2	Obrascon Huarte Lain SA, 7.625%, 3/15/20	8,850,618
					$14,358,375
				Trading Companies & Distributors - 0.3%
	3,000,000		BBB-/Baa3	Noble Group, Ltd., 6.625%, 8/5/20 (144A)	$3,067,500
				Total Capital Goods	$17,425,875
				Transportation - 0.4%
				Trucking - 0.3%
	3,000,000		BB-/Ba3	Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19	$3,067,500
				Airport Services - 0.1%
	653,400		B-/B3	Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)	$627,264
				Total Transportation	$3,694,764
				Automobiles & Components - 0.4%
				Auto Parts & Equipment - 0.4%
	3,800,000		B+/B3	Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)	$3,942,500
				Total Automobiles & Components	$3,942,500
				Consumer Durables & Apparel - 0.1%
				Housewares & Specialties - 0.1%
	1,000,000		B+/B1	Reynolds Group Issuer, Inc., 7.875%, 8/15/19	$1,100,000
				Total Consumer Durables & Apparel	$1,100,000
				Banks - 1.9%
				Diversified Banks - 1.9%
	1,990,000		BBB+/A3	Bangkok Bank PCL Hong Kong, 4.8%, 10/18/20 (144A)	$2,089,518
	1,800,000		A/A1	Bank of China Hong Kong, Ltd., 5.55%, 2/11/20 (144A)	1,917,914
	4,375,000		A-/A3	Bank of East Asia, Ltd., 6.125%, 7/16/20	4,722,979
EURO	2,500,000		NR/B1	Bankia SA, 4.375%, 2/14/17	3,168,606
	3,800,000		NR/A3	Industrial & Commercial Bank of China Asia, Ltd., 5.125%, 11/30/20	3,940,220
	2,000,000		BBB/Baa2	Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	2,027,180
					$17,866,417
				Total Banks	$17,866,417
				Diversified Financials - 1.8%
				Other Diversified Financial Services - 0.1%
	1,000,000	0.00	NR/NR	Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)	$1,000,000
	300,000	7.50	BB-/NR	Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)	299,400
					$1,299,400
				Specialized Finance - 0.3%
	2,900,000		BBB/Baa2	China Merchants Finance Co, Ltd., 5.0%, 5/4/22	$2,881,582
				Asset Management & Custody Banks - 0.9%
	1,556,000		A/NR	Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (144A)	$1,635,932
	3,000,000		A-/NR	KKR Group Finance Co LLC, 6.375%, 9/29/20 (144A)	3,412,626
	3,800,000		BBB/NR	Prospect Capital Corp., 5.875%, 3/15/23	3,612,816
					$8,661,374
				Investment Banking & Brokerage - 0.5%
	4,000,000		BBB/A3	Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	$4,290,440
				Total Diversified Financials	$17,132,796
				Insurance - 0.1%
				Reinsurance - 0.1%
	500,000	12.17	B/NR	Montana Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)	$487,100
	250,000	14.59	B-/NR	Successor X, Ltd. Class III-S3, Floating Rate Note, 1/7/14 (Cat Bond) (144A)	248,475
					$735,575
				Total Insurance	$735,575
				Real Estate - 0.9%
				Real Estate Development - 0.3%
	3,000,000		BB/Ba2	Agile Property Holdings, Ltd., 8.875%, 4/28/17 (144A)	$3,161,400
				Real Estate Services - 0.6%
	5,000,000		BB-/B2	Kennedy-Wilson, Inc., 8.75%, 4/1/19	$5,425,000
				Total Real Estate	$8,586,400
				Utilities - 0.4%
				Independent Power Producers & Energy Traders - 0.4%
	1,300,000		BB-/B1	Calpine Corp., 7.25%, 10/15/17 (144A)	$1,358,500
	400,000	6.65	BB/NR	East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)	410,440
	700,000		NR/B2	Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)	675,500
	1,000,000		NR/B2	Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)	965,000
					$3,409,440
				Total Utilities	$3,409,440
				TOTAL CORPORATE BONDS
				(Cost $136,386,259)	$134,625,469

				FOREIGN GOVERNMENT BONDS - 3.5%
CLP	2,290,000,000		NR/NR	Bonos del Banco Central de Chile en Pesos, 6.0%, 9/1/13	$4,462,713
	4,000,000		BB+/Baa3	Indonesia Government International Bond, 5.875%, 3/13/20 (144A)	4,364,320
EURO	6,750,000		BBB+/Ba1	Ireland Government Bond, 3.9%, 3/20/23	9,004,072
MXN	15,000,000		A-/Baa1	Mexican Bonos, 8.0%, 6/11/20	1,335,283
MXN	77,000,000		A-/Baa1	Mexican Bonos, 8.0%, 6/11/20	6,854,451
EURO	5,000,000		BB+/Baa3	Romanian Government International Bond, 4.875%, 11/7/19	7,002,953
				TOTAL FOREIGN GOVERNMENT BONDS
				(Cost $33,109,655)	$33,023,792

				SENIOR FLOATING RATE LOAN INTERESTS - 0.1% **
				Materials - 0.0%†
				Aluminum - 0.0%†
	243,753	3.75	NR/Ba2	Novelis, Inc. Georgia, Initial Term Loan, 3/10/17	$244,911
				Total Materials	$244,911
				Health Care Equipment & Services - 0.0%†
				Health Care Services - 0.0%†
	59,604	6.50	B+/B1	Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16	$59,828
				Total Health Care Equipment & Services	$59,828
				Technology Hardware & Equipment - 0.1%
				Communications Equipment - 0.1%
	339,786	3.75	BB/Ba2	CommScope, Inc., Tranche 2 Term Loan, 1/14/18	$342,436
				Total Technology Hardware & Equipment	$342,436
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $641,288)	$647,175
	Shares
				EXCHANGE TRADED FUNDS - 5.4%
	91,500			ETFS Platinum Trust *	$12,854,835
	211,600			ETFS Physical Palladium Shares *	15,065,920
	579,700			PowerShares Buyback Achievers Portfolio	22,063,384
				TOTAL EXCHANGE TRADED FUNDS
				(Cost $46,329,085)	$49,984,139

				PURCHASED OPTIONS — 0.1%
	556			S&P500 EMINI, 8/16/13, at $50	$400,320
	5,000			Market Vectors Semiconductor ETF, 8/13/17, at $38	212,500
				TOTAL PURCHASED OPTIONS
				(Cost $881,759)	$612,820

				TOTAL INVESTMENT IN SECURITIES - 93.1%
				(Cost $828,469,660) (a)	$868,553,878
				OTHER ASSETS & LIABILITIES - 6.9%	$64,422,171
				TOTAL NET ASSETS - 100.0%	$932,976,049

	†			Amount rounds to less than 0.1%.

	*			Non-income producing security.

	NR			Not rated by either S&P or Moody's.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2013, the value of these securities amounted to $69,605,278 or 7.5% of total net assets.

	(A.D.R.)			American Depositary Receipts.

	(G.D.R.)			Global Depositary Receipts.

	(Perpetual)			Security with no stated maturity date.

	REIT			Real Estate Investment Trust.

	(Cat Bond)			Catastrophe Bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)			At July 31, 2013, the net unrealized gain on investments based on
				cost for federal income tax purposes of $829,932,545 was as follows:

				Aggregate gross unrealized appreciation for all investments in which
				there is an excess of value over tax cost	$60,346,262

				Aggregate gross unrealized depreciation for all investments in which
				there is an excess of tax cost over value	(21,724,929)

				Net unrealized appreciation	$38,621,333

	(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	NOTE: Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	CLP	Chilean Peso
	EURO	Euro
	MXN	Mexican Peso

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$4,053,626	$-	$4,053,626
Preferred Stocks	9,582,999	507,000	-	10,089,999
Common Stocks	183,839,309	432,973,332	-	616,812,641
Collateralized Mortgage Obligations	-	18,704,217	-	18,704,217
Corporate Bonds	-	134,625,469	-	134,625,469
Foreign Government Bonds	-	33,023,792	-	33,023,792
Senior Floating Rate Loan Interests	-	647,175	-	647,175
Exchange Traded Funds	49,984,139	-	-	49,984,139
Purchased Options	612,820	-	-	612,820
Total	$244,019,267	$624,534,611	$-	$868,553,878
Other Financial Instruments
Forward Foreign Currency Portfolio Hedge Contracts	$-	$49,705	$-	$49,705
Futures Contracts	(1,000,044)	-	-	(1,000,044)
Total	$(1,000,044)	$49,705	$-	$(950,339)

During the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3.

				Pioneer Floating Rate Fund
				Schedule of Investments 7/31/13

	Principal Amount ($)	Floating Rate (b) (unaudited)	S&P/Moody's Ratings (unaudited)		Value
				CONVERTIBLE CORPORATE BONDS - 0.1%
				Diversified Financials - 0.1%
				Asset Management & Custody Banks - 0.1%
	1,000,000		BBB/NR	Apollo Investment Corp., 5.75%, 1/15/16	$1,061,250
				Total Diversified Financials	$1,061,250
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $993,407)	$1,061,250

				PREFERRED STOCKS - 0.5%
				Banks - 0.1%
				Diversified Banks - 0.1%
	28,000	6.00	A-/Baa1	US Bancorp, Floating Rate Note (Perpetual)	$746,200
				Total Banks	$746,200
				Diversified Financials - 0.4%
				Other Diversified Financial Services - 0.4%
	70,450	7.88	BB/Ba2	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$1,937,375
	40,000	8.12	CCC+/B3	GMAC Capital Trust I, Floating Rate Note, 2/15/40	1,062,000
					$2,999,375
				Total Diversified Financials	$2,999,375
				TOTAL PREFERRED STOCKS
				(Cost $3,813,830)	$3,745,575

				CONVERTIBLE PREFERRED STOCKS - 0.0%†
				Capital Goods - 0.0%†
				Industrial Machinery - 0.0%†
	1,000		BBB+/Baa3	Stanley Black & Decker, Inc., 4.75%, 11/17/15	$135,290
				Total Capital Goods	$135,290
				TOTAL CONVERTIBLE PREFERRED STOCKS
				(Cost $100,000)	$135,290
	Shares
				COMMON STOCKS - 0.0%†
				Commercial Services & Supplies - 0.0%†
				Diversified Support Services - 0.0%†
	97,106			Velo Holdings, Inc. *	$72,830
				Total Commercial Services & Supplies	$72,830
				Real Estate - 0.0%†
				Real Estate Development - 0.0%†
	107,296			Newhall Land Development LLC *	$375,536
				Total Real Estate	$375,536
				TOTAL COMMON STOCKS
				(Cost $109,153)	$448,366
	Principal Amount ($)
				ASSET BACKED SECURITIES - 0.8%
				Materials - 0.4%
				Steel - 0.4%
	64,312	0.46	BB+/Baa3	Aegis Asset Backed Securities Trust 2005-5, Floating Rate Note, 12/25/35	$59,417
	221,269	0.47	AA+/Aa1	Bear Stearns Asset Backed Securities Trust 2006-1, Floating Rate Note, 2/25/36	217,925
	813,067	0.30	CCC/Ba1	Home Equity Asset Trust 2006-8, Floating Rate Note, 3/25/37	803,307
	471,190	0.51	A+/Ba1	Morgan Stanley Home Equity Loan Trust 2005-4, Floating Rate Note, 9/25/35	442,157
	659,707	0.95	BBB/Ba2	NovaStar Mortgage Funding Trust Series 2003-1, Floating Rate Note, 5/25/33	594,686
	832,171	0.45	AA+/Aa3	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35	816,093
	5,718	0.31	A+/Aa3	Option One Mortgage Loan Trust 2007-HL1, Floating Rate Note, 2/25/38	5,711
					$2,939,296
				Total Materials	$2,939,296
				Consumer Services - 0.0%†
				Hotels, Resorts & Cruise Lines - 0.0%†
	176,152		BB/NR	Westgate Resorts 2012-2 LLC, 9.0%, 1/20/25 (144A)	$177,253
				Total Consumer Services	$177,253
				Banks - 0.2%
				Diversified Banks - 0.0%†
	106,869	0.57	AA+/NR	Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35	$104,950
				Thrifts & Mortgage Finance - 0.2%
	449,002	0.82	AAA/Aaa	Bayview Financial Acquisition Trust, Floating Rate Note, 5/28/44	$441,440
	24,044	0.99	BBB/Baa1	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/27/37 (144A)	23,907
	963,077	0.70	NR/Baa1	First Frankin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35	941,740
					$1,407,087
				Total Banks	$1,512,037
				Diversified Financials - 0.2%
				Other Diversified Financial Services - 0.1%
	481,476	3.94	A/NR	Newtek Small Business Loan Trust 2013-1, Floating Rate Note, 7/25/38 (144A)	$481,476
				Specialized Finance - 0.1%
	302,861	0.58	CCC/Caa2	Lease Investment Flight Trust, Floating Rate Note, 7/15/31	$212,003
	302,861	0.62	CCC/Caa2	Lease Investment Flight Trust, Floating Rate Note, 7/15/31	212,003
					$424,006
				Total Diversified Financials	$905,482
				TOTAL ASSET BACKED SECURITIES
				(Cost $5,406,673)	$5,534,068

				COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
				Banks - 0.2%
				Thrifts & Mortgage Finance - 0.2%
	1,000,000	3.94	BB/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)	$983,556
	300,000	4.44	BBB/Baa3	NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)	300,821
	307,255	0.70	AA/Baa3	Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35	283,752
					$1,568,129
				Total Banks	$1,568,129
				Diversified Financials - 0.1%
				Other Diversified Financial Services - 0.1%
	166,031	0.79	BB+/Ba3	RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34	$159,791
	713,775	4.19	NR/A2	Velocity Commercial Capital Loan Trust, Floating Rate Note, 8/25/40 (144A)	628,122
					$787,913
				Total Diversified Financials	$787,913
				Real Estate - 0.1%
				Mortgage REIT's - 0.1%
	113,039	2.40	BBB-/B2	American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45	$109,378
	267,069	2.40	AA+/Ba1	American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45	266,170
					$375,548
				Total Real Estate	$375,548
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $2,687,084)	$2,731,590

				CORPORATE BONDS - 6.4%
				Energy - 0.6%
				Oil & Gas Drilling - 0.0%†
	100,000		B-/B3	Offshore Group Investment, Ltd., 7.5%, 11/1/19	$105,000
				Oil & Gas Equipment & Services - 0.1%
	500,000		B/B3	Seitel, Inc., 9.5%, 4/15/19 (144A)	$506,250
				Oil & Gas Exploration & Production - 0.1%
	500,000		NR/Caa1	PetroQuest Energy, Inc., 10.0%, 9/1/17 (144A)	$515,000
	500,000		BB/Ba3	Range Resources Corp., 8.0%, 5/15/19	540,000
					$1,055,000
				Oil & Gas Storage & Transportation - 0.4%
	1,360,000		BB/Ba3	Gibson Energy, Inc., 6.75%, 7/15/21 (144A)	$1,380,400
	1,185,000		BB+/Ba3	Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 (144A)	1,168,706
					$2,549,106
				Total Energy	$4,215,356
				Materials - 0.7%
				Construction Materials - 0.2%
	350,000		B/NR	Cemex SAB de CV, 5.875%, 3/25/19 (144A)	$350,000
	650,000	5.28	B/NR	Cemex SAB de CV, Floating Rate Note, 9/30/15 (144A)	670,312
					$1,020,312
				Metal & Glass Containers - 0.1%
	900,000		B+/Ba3	Ardagh Packaging Finance Plc, 4.875%, 11/15/22 (144A)	$875,250
				Paper Packaging - 0.2%
	500,000		BB+/Ba3	Graphic Packaging International, Inc., 7.875%, 10/1/18	$543,750
	915,000		B/B3	Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)	933,300
					$1,477,050
				Diversified Metals & Mining - 0.1%
	600,000		CCC+/B3	Molycorp, Inc., 10.0%, 6/1/20	$607,500
				Paper Products - 0.1%
	250,000		CCC+/B3	Appvion, Inc., 11.25%, 12/15/15	$282,500
	795,000		BB-/Ba3	Resolute Forest Products, Inc., 5.875%, 5/15/23 (144A)	715,500
					$998,000
				Total Materials	$4,978,112
				Capital Goods - 0.3%
				Aerospace & Defense - 0.1%
	500,000		BB/Ba2	Bombardier, Inc., 4.25%, 1/15/16 (144A)	$518,750
				Electrical Components & Equipment - 0.0%†
	250,000		B-/B3	WireCo WorldGroup, Inc., 9.5%, 5/15/17	$257,500
				Construction & Farm Machinery & Heavy Trucks - 0.0%†
	400,000		B+/B1	Titan International, Inc., 7.875%, 10/1/17	$425,000
				Industrial Machinery - 0.1%
	500,000		B/B2	Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)	$450,000
				Trading Companies & Distributors - 0.1%
	570,000		B/B2	Avis Budget Car Rental LLC, 5.5%, 4/1/23 (144A)	$561,450
				Total Capital Goods	$2,212,700
				Automobiles & Components - 0.2%
				Auto Parts & Equipment - 0.2%
	1,600,000		BB/B2	Dana Holding Corp., 6.0%, 9/15/23	$1,604,000
				Total Automobiles & Components	$1,604,000
				Consumer Durables & Apparel - 0.3%
				Homebuilding - 0.3%
	480,000		BB-/B2	Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (144A)	$490,800
	1,415,000		BB/Ba2	DR Horton, Inc., 5.75%, 8/15/23	1,415,000
					$1,905,800
				Housewares & Specialties - 0.0%†
	346,000		CCC+/B3	Yankee Candle Co., Inc., 9.75%, 2/15/17	$358,546
				Total Consumer Durables & Apparel	$2,264,346
				Consumer Services - 0.1%
				Specialized Consumer Services - 0.1%
	660,000		BB-/Ba3	Outerwall, Inc., 6.0%, 3/15/19 (144A)	$669,900
				Total Consumer Services	$669,900
				Media - 0.2%
				Advertising - 0.1%
	770,000		B-/B3	MDC Partners, Inc., 6.75%, 4/1/20 (144A)	$789,250
				Broadcasting - 0.1%
EURO	150,000		B+/B1	Nara Cable Funding II, Ltd., 8.5%, 3/1/20 (144A)	$214,131
	210,000	0.81	A-/A3	NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/16 (144A)	210,492
					$424,623
				Total Media	$1,213,873
				Food, Beverage & Tobacco - 0.1%
				Packaged Foods & Meats - 0.1%
	510,000		B/B1	Chiquita Brands International, Inc., 7.875%, 2/1/21 (144A)	$541,875
				Total Food, Beverage & Tobacco	$541,875
				Household & Personal Products - 0.1%
				Personal Products - 0.1%
	1,020,000		BBB-/Baa2	Avon Products, Inc., 5.0%, 3/15/23	$1,016,612
				Total Household & Personal Products	$1,016,612
				Health Care Equipment & Services - 0.7%
				Health Care Equipment - 0.1%
	713,000		B+/B2	Physio-Control International, Inc., 9.875%, 1/15/19 (144A)	$791,430
				Health Care Facilities - 0.6%
	500,000		BB/Ba3	Aviv Healthcare Properties LP, 7.75%, 2/15/19	$537,500
	685,000		B/B3	CHS, 8.0%, 11/15/19	723,531
	3,050,000		B+/Ba3	Tenet Healthcare Corp., 4.375%, 10/1/21 (144A)	2,806,000
					$4,067,031
				Total Health Care Equipment & Services	$4,858,461
				Banks - 0.1%
				Regional Banks - 0.1%
	560,000	4.49	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	$557,900
				Total Banks	$557,900
				Diversified Financials - 1.1%
				Other Diversified Financial Services - 0.9%
	500,000	1.09	A-/Baa2	Bank of America Corp., Floating Rate Note, 3/22/16	$499,621
	750,000	5.25	BB-/NR	Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)	741,675
	250,000	6.85	NR/NR	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	249,400
	250,000	9.00	BB-/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	255,200
	250,000	10.25	BB-/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	256,275
	250,000	9.00	BB/NR	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	265,750
	250,000	6.60	BB-/NR	Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/4/14 (Cat Bond) (144A)	255,025
	300,000	8.35	BB-/NR	Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)	307,140
	250,000	4.00	BB+/NR	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)	249,600
	250,000	6.00	BB/NR	Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)	248,875
	500,000	7.25	BB/NR	Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)	497,050
	350,000	4.00	BB/NR	Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)	351,575
	300,000	7.50	BB-/NR	Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	305,880
	500,000	9.00	BB-/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)	514,700
	500,000	8.75	B+/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)	523,400
	250,000	8.50	B+/NR	Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)	254,300
	300,000	2.80	BBB-/NR	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	306,120
					$6,081,586
				Specialized Finance - 0.2%
	615,000		B+/B2	Nationstar Mortgage LLC, 6.5%, 8/1/18	$621,150
	500,000	3.50	BB+/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	491,700
	500,000	4.00	BB/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	492,900
					$1,605,750
				Total Diversified Financials	$7,687,336
				Insurance - 0.9%
				Property & Casualty Insurance - 0.1%
	500,000	4.37	BB+/NR	Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)	$500,600
	250,000		BBB-/Baa3	Fidelity National Financial, Inc., 5.5%, 9/1/22	263,430
					$764,030
				Reinsurance - 0.8%
	250,000	8.14	BB-/NR	Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)	$250,200
	250,000	2.50	BB+/NR	Bosphorus 1 Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)	248,725
	250,000	4.50	NR/Baa1	Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)	257,800
	350,000	5.00	BB+/NR	Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)	353,710
	300,000	6.00	BB+/NR	Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)	312,570
	250,000	9.00	BB/NR	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	256,950
	750,000	8.61	B+/NR	Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)	759,075
	250,000	8.11	NR/Ba3	Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	266,600
	250,000	10.35	B/NR	Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	258,675
	600,000	8.60	B/NR	Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)	608,280
	750,000	4.50	BB+/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	758,025
	350,000	10.00	BB-/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	375,760
	250,000	0.00	B-/NR	Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	248,200
	250,000	9.41	B/NR	Successor X, Ltd. Class IV-E3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)	249,475
	250,000	11.00	NR/B2	Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)	252,575
	250,000	11.25	B-/NR	Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)	254,625
					$5,711,245
				Total Insurance	$6,475,275
				Software & Services - 0.1%
				Internet Software & Services - 0.1%
	795,000		BB/Baa3	VeriSign, Inc., 4.625%, 5/1/23 (144A)	$763,200
				Data Processing & Outsourced Services - 0.0%†
	250,000		B+/B1	First Data Corp., 8.875%, 8/15/20 (144A)	$273,750
				Total Software & Services	$1,036,950
				Technology Hardware & Equipment - 0.4%
				Computer Storage & Peripherals - 0.4%
	2,755,000		BB+/Ba1	Seagate HDD Cayman, 4.75%, 6/1/23 (144A)	$2,631,025
				Total Technology Hardware & Equipment	$2,631,025
				Telecommunication Services - 0.3%
				Integrated Telecommunication Services - 0.2%
	405,000		B/B1	Cincinnati Bell, Inc., 8.375%, 10/15/20	$427,275
	600,000		BB-/Ba3	Lynx I Corp., 5.375%, 4/15/21 (144A)	607,500
	750,000		BB-/Ba3	MasTec, Inc., 4.875%, 3/15/23	705,000
					$1,739,775
				Wireless Telecommunication Services - 0.1%
	550,000	0.66	A-/A3	Vodafone Group Plc, Floating Rate Note, 2/19/16	$549,799
				Total Telecommunication Services	$2,289,574
				Utilities - 0.2%
				Gas Utilities - 0.0%†
	250,000		B/B2	Ferrellgas LP, 6.5%, 5/1/21	$252,500
				Independent Power Producers & Energy Traders - 0.2%
	250,000	6.65	BB/NR	East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)	$256,525
	500,000	5.75	BB+/NR	East Lane Re, Ltd., Floating Rate Note, 3/14/14 (Cat Bond) (144A)	499,900
	375,000		NR/B2	Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)	361,875
					$1,118,300
				Total Utilities	$1,370,800
				TOTAL CORPORATE BONDS
				(Cost $45,848,213)	$45,624,095

				U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
	1,000,000	0.25	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 5/21/14	$1,000,697
	1,000,000	0.38	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 8/9/13	1,000,028
				TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
				(Cost $2,001,777)	$2,000,725

				MUNICIPAL BONDS - 0.1%
				Municipal General - 0.1%
	500,000		AA/A2	JobsOhio Beverage System, 0.872%, 1/1/15	$500,155

				TOTAL MUNICIPAL BONDS
				(Cost $500,000)	$500,155

				SENIOR FLOATING RATE LOAN INTERESTS - 88.0% **
				Energy - 4.5%
				Oil & Gas Drilling - 1.8%
	4,250,000	0.00	B+/NR	Drillships Financing Holding, Inc., 3/2/21	$4,308,438
	2,743,125	5.75	B-/B3	Offshore Group Investment, Ltd., Term Loan, 3/28/19	2,765,070
	3,050,000	4.50	B+/B1	Pacific Drilling SA, Term Loan, 5/20/18	3,071,350
	2,549,000	6.25	B+/Ba1	Shelf Drilling Holdings, Ltd., Term Loan, 5/30/18	2,561,745
					$12,706,603
				Oil & Gas Equipment & Services - 0.2%
	1,004,665	8.50	CCC+/B3	FTS International Services LLC, Term Loan, 5/6/16	1,003,948
					$1,003,948
				Integrated Oil & Gas - 0.1%
	1,100,081	4.50	BBB/Baa2	Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16	$1,105,581
				Oil & Gas Exploration & Production - 0.9%
	1,250,000	5.75	BB-/Ba3	Chesapeake Energy Corp., Term Loan, 12/2/17	$1,283,750
	2,475,000	3.50	B+/Ba3	EP Energy LLC, Tranche B-3 Loan, 5/24/18	2,479,898
	3,050,000	6.00	B/B1	Samson Investment Co., Initial Term Loan (Second Lien), 9/10/16	3,090,031
					$6,853,679
				Oil & Gas Refining & Marketing - 0.4%
	1,759,642	3.75	BB/Ba2	Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18	$1,754,803
	997,500	2.52	BBB-/Ba1	Tesoro Corp., Initial Term Loan, 1/11/16	1,004,981
					$2,759,784
				Oil & Gas Storage & Transportation - 0.6%
	1,637,037	4.75	BB-/B2	American Petroleum Tankers Parent LLC, Term Loan, 9/15/19	$1,655,454
	600,000	0.00	B/B3	Atlas Energy LP, 7/22/19	$609,000
	2,000,000	0.00	BB-/WR	Gibson Energy, Inc., Tranche B Term Loan, 6/30/18	2,017,500
					$4,281,954
				Coal & Consumable Fuels - 0.5%
	250,000	11.19	NR/NR	Bumi Resources Tbk PT, Term Loan, 8/15/13	$232,500
	2,000,000	4.75	BB-/Ba3	Murray Energy Corp., Term Loan, 5/20/19	2,002,500
	1,303,558	6.75	B+/B2	Walter Energy, Inc., B Term Loan, 2/3/18	1,264,723
					$3,499,723
				Total Energy	$32,211,272
				Materials - 8.8%
				Commodity Chemicals - 0.5%
	1,266,084	4.25	BB-/B1	Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 2/15/19	$1,280,328
	2,465,643	4.50	NR/Ba2	Tronox, Inc., New Term Loan, 1/24/17	2,499,353
					$3,779,681
				Diversified Chemicals - 1.3%
	2,643,938	4.75	B+/B1	DuPont Performance Coatings, Inc., Initial Term B Loan, 2/1/20	$2,673,269
	3,131,338	3.50	NR/Ba1	Eagle Spinco, Inc., Term Loan, 1/28/17	3,170,479
	490,750	5.00	B/B1	General Chemical Holding Co., New Tranche B Term Loan, 3/9/18	493,971
	785,000	0.00	NR/NR	OXEA Sarl, 12/6/19	795,539
	750,000	0.00	B/B1	Royal Adhesives & Sealants LLC, 7/26/18	756,562
	1,633,139	5.00	B+/B2	Univar, Term B Loan, 2/14/17	1,615,787
					$9,505,607
				Specialty Chemicals - 2.0%
	1,316,784	4.50	NR/Ba3	AI Chem & Cy SCA, Tranche B-1 Term Loan, 9/12/19	$1,332,421
	683,216	4.50	NR/Ba3	AI Chem & Cy SCA, Tranche B-2 Term Loan, 9/12/19	691,329
	2,551,462	5.50	BB+/Ba1	Chemtura Corp., Term Facility, 8/11/16	2,578,041
	868,631	2.73	BB+/Ba1	Huntsman International LLC, Extended Term B Loan, 4/19/17	872,273
	2,750,000	4.00	B/Ba3	MacDermid, Inc., Tranche B Term Loan (First Lien), 6/6/20	2,770,625
	2,049,944	4.25	B+/NR	OMNOVA Solutions, Inc., Term B-1 Loan, 5/31/17	2,070,443
	3,585,000	4.50	B+/B2	PQ Corp., 2013 Term Loan, 8/7/17	3,620,850
					$13,935,982
				Metal & Glass Containers - 0.9%
	2,590,750	4.50	B/B1	BWAY Holding Co., Initial Term Loan, 8/31/17	$2,616,658
	2,500,000	3.75	NR/Ba3	Pact Group Pty, Ltd., Term Loan, 5/22/20	2,501,562
	1,378,930	4.25	B/B1	Tank Holdings Corp., Initial Term Loan, 6/8/19	1,380,074
					$6,498,294
				Paper Packaging - 0.6%
	1,200,000	7.50	B+/B2	Caraustar Industries, Inc., Term Loan, 4/25/19	$1,211,700
	1,246,819	5.00	B/B2	Exopack Holding Corp., Term B Loan, 5/6/17	1,260,846
	1,581,638	4.00	BB/Ba1	Sealed Air Corp., Term B-1 Facility, 10/3/18	1,603,386
					$4,075,932
				Aluminum - 0.3%
	698,750	6.00	NR/B1	Constellium Holdco BV, Initial Dollar Term Loan, 3/1/20	$723,206
	271,563	5.75	B/B1	Noranda Aluminum Holding Corp., Term B Loan, 2/17/19	263,755
	1,462,516	3.75	NR/Ba2	Novelis, Inc. Georgia, Initial Term Loan, 3/10/17	1,469,463
					$2,456,424
				Diversified Metals & Mining - 1.5%
	1,990,000	5.00	B+/B1	Ameriforge Group, Inc., Initial Term Loan (First Lien), 1/22/20	$2,002,438
	3,329,483	5.25	BB+/Ba1	Fortescue Metals Group, Ltd., Term Loan, 9/18/17	3,360,064
	1,157,375	9.00	B+/B3	Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16 (c)	992,449
	4,614,000	0.00	BB-/NR	US Silica Co., 5/31/20	4,654,396
					$11,009,347
				Precious Metals & Minerals - 0.3%
	1,966,297	5.25	BB-/B1	Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17	$1,967,117
				Steel - 0.7%
	1,600,000	3.50	BB+/B1	ABC Supply, Inc., Term B Loan, 4/5/20	$1,604,429
	992,500	8.75	B/B1	Essar Steel Algoma, Inc., Term Loan, 9/12/14	1,014,004
	1,756,319	4.75	BB-/B1	JMC Steel Group, Inc., Term Loan, 2/15/17	1,761,793
	352,015	4.00	BB+/Ba1	SunCoke Energy, Inc., Tranche B Term Loan, 7/21/18	352,226
					$4,732,452
				Paper Products - 0.7%
	3,500,000	6.75	B+/Ba3	Appvion, Inc., Term Commitment, 6/4/19	$3,478,125
	1,605,000	4.50	NR/NR	Ranpak Corp., USD Term Loan, 4/10/19	1,617,038
					$5,095,163
				Total Materials	$63,055,999
				Capital Goods - 9.6%
				Aerospace & Defense - 3.3%
	1,598,559	3.50	BBB-/Ba2	AWAS Aviation Capital, Ltd., Term Loan, 6/25/18	$1,618,042
	1,415,554	6.25	B-/B2	DAE Aviation Holdings, Inc., Tranche B-1 Loan, 10/18/18	1,440,326
	641,719	6.25	B/B2	DAE Aviation Holdings, Inc., Tranche B-2 Loan, 10/18/18	652,949
	2,786,250	3.75	BBB-/Ba2	DigitalGlobe, Inc., Term Loan, 1/25/20	2,802,271
	1,757,858	6.25	BB-/WR	DynCorp International, Inc., Term Loan, 7/7/16	1,782,762
	921,918	7.50	CCC+/B3	Global Defense Technology & Systems, Inc., Term B Loan, 4/22/17	903,480
	1,169,408	6.44	BB/B1	Hunter Defense Technologies, Inc., Series 1 New Term Loan, 8/22/14	1,116,785
	615,569	3.44	B+/B2	Hunter Defense Technologies, Inc., Term Loan, 8/22/14	600,180
	371,362	6.50	NR/NR	PRV Aerospace LLC, Term Loan, 5/9/18	373,218
	1,641,750	5.25	B/B1	Sequa Corp., Initial Term Loan, 5/29/17	1,664,324
	1,950,113	5.50	B+/B1	SI Organization, Inc., New Tranche B Term Loan, 11/22/16	1,945,237
	2,738,744	4.00	B+/B1	Silver II Borrower, Refinancing Term Loan, 12/13/19	2,743,298
	493,750	3.75	BBB-/Ba1	Spirit Aerosystems, Inc., Term B Loan, 3/27/19	499,305
	2,588,776	4.50	BB-/B1	Tasc, Inc., New Tranche B Term Loan, 4/25/15	2,592,822
	2,000,000	0.00	B+/Ba3	TransDigm, Inc., 2/28/20	2,015,134
	995,000	4.75	B/B1	WPP Plc, 1st Lien Term Loan, 12/21/19	1,002,462
					$23,752,595
				Building Products - 2.2%
	2,700,000	0.00	NR/NR	Armacell International GmbH, 6/27/20	$2,679,750
	2,069,813	3.50	BB-/B1	Armstrong World Industries, Inc., Term Loan B, 2/26/20	2,082,741
	2,977,500	5.75	B/B1	CPG International I, Inc., Term Loan, 9/21/19	2,989,598
	2,911,838	6.00	B+/B2	Custom Building Products, Inc., Term Loan, 12/12/19	2,926,397
	2,000,000	4.25	BB-/B2	NCI Building Systems, Inc., Tranche B Term Loan, 6/4/19	2,006,250
	1,238,764	5.00	B+/B1	Summit Materials LLC, Term B Loan, 1/30/19	1,245,990
	1,741,250	4.25	B+/B1	Unifrax Corp., New Term B Loan, 12/31/19	1,750,392
					$15,681,118
				Electrical Components & Equipment - 0.4%
	495,000	7.00	NR/NR	Pelican Products, Inc., Term Loan (First Lien), 8/15/18	$496,856
	2,084,250	6.00	B+/Ba2	WireCo WorldGroup, Inc., Term Loan, 4/13/17	2,094,671
					$2,591,527
				Industrial Conglomerates - 0.6%
	1,596,000	4.25	B/B1	Milacron LLC, Term Loan, 3/12/20	$1,605,629
	2,704,233	5.00	B+/B2	Pro Mach, Inc., Term Loan, 7/16/17	2,722,825
					$4,328,454
				Construction & Farm Machinery & Heavy Trucks - 0.5%
	585,000	5.75	B+/Ba3	Navistar International Corp., Tranche B Term Loan, 7/31/17	$596,213
	1,077,929	4.50	BB+/Ba1	Terex Corp., New US Term Loan, 4/28/17	1,090,595
	355,492	4.25	BB/Ba2	The Manitowoc Co., Inc., Term B Loan, 10/11/17	357,710
	1,835,015	4.50	B+/B2	Waupaca Foundry, Inc., Term Loan, 6/29/17	1,839,602
					$3,884,120
				Industrial Machinery - 2.2%
	2,590,000	3.25	BB+/Ba2	Colfax Corp., Replacement Term B Loan, 1/11/19	$2,604,799
	956,429	4.75	B+/B2	Edwards Cayman Islands II, Ltd., Initial Term Loan (First Lien), 3/5/20	963,303
	3,500,000	0.00	NR/B1	Gardner Denver, Inc., 7/23/20	3,517,500
	2,401,830	4.25	NR/Ba3	Schaeffler AG, Facility C (USD), 1/27/17	2,419,077
	1,985,000	5.50	B+/B1	Transtar Holding Co., Term Loan (First Lien), 9/13/18	2,007,331
	2,119,505	3.75	BB/Ba3	Trimas Corp., Tranche B Term Loan (2012), 10/11/19	2,130,102
	1,410,000	6.25	BB-/Ba3	Xerium Technologies, Inc., New Term Loan, 5/2/19	1,419,694
					$15,061,806
				Trading Companies & Distributors - 0.4%
	498,750	3.00	BB/Ba1	The Hertz Corp., Tranche B-2 Term Loan, 3/11/18	$501,346
	2,498,700	4.50	B+/Ba3	WESCO International, Inc., Tranche B-1 Loan, 12/4/19	2,521,011
					$3,022,357
				Total Capital Goods	$68,321,977
				Commercial Services & Supplies - 4.6%
				Commercial Printing - 0.1%
	1,057,350	6.25	B+/Ba3	Cenveo Corp., Term B Loan, 4/4/20	$1,063,958
				Environmental & Facilities Services - 1.3%
	691,250	3.50	BB+/Baa3	Covanta Holding Corp., Term Loan, 3/1/19	$699,027
	2,000,000	3.75	NR/NR	ISS AS, New Term B Loan, 3/26/18	2,005,312
	2,279,813	3.50	BBB-/Ba1	Progressive Waste Solutions, Ltd., Term B Loan, 10/31/19	2,305,105
	211,989	2.20	NR/WR	Synagro Technologies, Inc., Term Loan (First Lien), 4/2/14	210,134
	1,492,500	6.25	B-/B2	Tervita Corp., Term Loan, 2/11/18	1,505,249
	1,094,699	4.00	B+/B1	Waste Industries USA, Inc., Term B Loan, 2/23/17	1,100,857
	279,070	8.25	BB-/B3	Wastequip, Inc., Term Loan, 5/17/18	280,465
	1,305,232	4.00	B+/B1	WCA Waste Corp., Term Loan, 3/23/18	1,309,720
					$9,415,869
				Diversified Support Services - 0.6%
	1,636,524	10.00	NR/NR	IAP Worldwide Services, Inc., Term Loan (First Lien), 12/31/15	$981,914
	502,553	7.50	B-/B2	infoGROUP, Inc., Term B Loan, 5/10/18	459,208
	990,358	3.75	BB-/Ba3	KAR Auction Services, Inc., Term Loan, 4/26/17	1,001,500
	1,645,411	6.25	B-/B1	Language Line Services Holdings, Inc., Tranche B Term Loan, 5/30/16	1,635,127
	184,646	15.00	NR/NR	Velo Holdings, Inc., Term Loan, 12/3/17	186,493
					$4,264,242
				Security & Alarm Services - 1.6%
	1,668,895	5.25	B+/Ba3	Allied Security Holdings LLC, Term Loan (First Lien), 1/21/17	$1,680,368
	1,240,625	4.50	BB/Ba1	Garda World Security Corp., Term B Loan, 10/24/19	1,250,318
	2,000,000	0.00	NR/NR	Monitronics International, Inc., 3/23/18	2,019,170
	1,392,409	4.25	B/Ba3	Monotronics International, Inc., Term B Loan, 3/23/18	1,406,914
	2,343,740	4.25	B+/B1	Protection One, Inc., Term Loan (2012), 3/20/19	2,352,529
	2,355,000	3.25	BB/B1	The Geo Group, Inc., Term Loan, 3/28/20	2,363,831
					$11,073,130
				Human Resource & Employment Services - 0.3%
	2,132,483	3.50	BB-/Ba2	On Assignment, Inc., Initial Term B Loan, 5/16/20	$2,141,369
				Research & Consulting Services - 0.7%
	2,500,000	5.25	B+/B1	Sourcehov LLC, Term Loan, 4/30/18	$2,518,750
	2,565,819	5.00	BB-/Ba3	Wyle Services Corp., Term Loan (First Lien), 3/31/17	2,569,027
					$5,087,777
				Total Commercial Services & Supplies	$33,046,345
				Transportation - 2.9%
				Air Freight & Logistics - 0.5%
	497,500	6.50	B/B2	Air Medical Group Holdings, Inc., B-1 Term Loan, 5/29/18	$509,316
	731,882	5.28	CCC+/NR	CEVA Group Plc, Dollar Tranche B Pre-Funded Term Loan, 8/31/16	692,543
	301,545	5.27	NR/NR	CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16	287,221
	1,033,502	5.27	CCC+/B2	CEVA Group Plc, US Tranche B Term Loan, 8/31/16	983,118
	1,725,000	6.75	B-/B2	Ozburn-Hessey Holding Co LLC, Term Loan, 5/7/19	1,740,094
					$4,212,292
				Airlines - 1.9%
	1,613,855	5.75	BB-/Ba3	Allegiant Travel Co., Term Loan, 2/17/17	$1,625,959
	3,750,000	0.00	NR/NR	American Airlines, Inc., 6/21/19	3,774,375
	1,500,000	3.25	BB-/Ba3	Atlantic Aviation FBO, Inc., Term Loan (2013), 5/16/20	1,507,500
	746,250	4.00	BB-/Ba1	Delta Air Lines, Inc., New Term B-1 Loan, 10/18/18	750,314
	1,764,000	4.25	BB/Ba1	Delta Air Lines, Inc., Term Loan, 3/29/17	1,781,199
	1,745,625	4.00	BB-/Ba2	United Air Lines, Inc., Class B Term Loan, 3/12/19	1,764,172
	908,036	4.25	B+/B2	US Airways, Inc., Tranche B1 Term Loan, 5/7/19	909,511
	1,513,393	3.50	B+/B2	US Airways, Inc., Tranche B2 Term Loan, 11/7/16	1,521,433
					$13,634,463
				Trucking - 0.2%
	1,155,786	4.00	BB/Ba2	Swift Transportation Co. LLC, Tranche B-2 Term Loan (2013), 12/21/17	$1,168,067
				Marine Ports & Services - 0.3%
	2,350,000	4.50	B/B3	Lineage Logistics LLC, Term Loan, 4/25/19	$2,346,329
				Total Transportation	$21,361,151
				Automobiles & Components - 2.7%
				Auto Parts & Equipment - 2.4%
	2,000,000	4.75	B/B2	Affinia Group, Inc., Tranche B-2 Term Loan, 4/12/20	$2,017,450
	427,254	3.20	BB-/Ba3	Allison Transmission, Inc., New Term B-2 Loan, 8/7/17	429,301
	1,936,023	4.25	BB-/Ba3	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	1,955,858
	897,361	2.14	B/B1	Federal-Mogul Corp., Tranche B Term Loan, 12/29/14	883,821
	457,837	2.14	B/B1	Federal-Mogul Corp., Tranche C Term Loan, 12/28/15	450,929
	1,993,319	5.00	B+/B2	HHI Holdings LLC, Additional Term Loan, 10/5/18	2,015,744
	2,781,773	5.00	B+/B1	Metaldyne Corp., USD Term Loan, 12/19/18	2,830,454
	1,943,959	4.25	B+/B1	Remy International, Inc., Term B Loan 2013, 2/28/20	1,960,968
	1,263,744	5.50	NR/NR	TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19	1,281,121
	1,386,187	3.75	BB/Ba2	Tomkins LLC, Term B-2 Loan, 9/29/16	1,397,884
	1,877,875	5.50	B+/Ba2	UCI International, Inc., Term Loan, 7/4/17	1,889,612
					$17,113,142
				Tires & Rubber - 0.3%
	2,175,000	4.75	BB/Ba1	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19	$2,198,096
				Total Automobiles & Components	$19,311,238
				Consumer Durables & Apparel - 3.2%
				Home Furnishings - 0.6%
	2,489,994	5.00	B+/B1	AOT Bedding Super Holdings LLC, Term Loan, 8/29/19	$2,514,672
	1,490,453	3.50	BB/NR	Tempur Sealy International, Inc., 3/18/20	1,487,844
					$4,002,516
				Housewares & Specialties - 1.2%
	2,265,530	3.78	BB-/Ba3	Prestige Brands, Inc., Term B-1 Loan, 1/31/19	$2,292,433
	2,587,773	4.75	NR/B1	Reynolds Group Holdings, Ltd., U.S. Term Loan, 9/21/18	2,621,901
	1,595,500	5.50	B+/B1	World Kitchen LLC, U.S. Term Loan, 2/13/19	1,607,466
	2,144,534	5.25	B+/B1	Yankee Candle Co., Inc., Initial Term Loan, 3/2/19	2,165,980
					$8,687,780
				Leisure Products - 0.4%
	2,028,857	4.00	B+/B1	Bombardier Recreational Products, Inc., Term B Loan, 7/17/19	$2,035,514
	488,390	5.25	B/B2	Leslie's Poolmart, Tranche B Term Loan, 10/1/19	494,251
					2,529,765
				Apparel, Accessories & Luxury Goods - 0.6%
	2,917,600	3.25	BBB-/Ba1	PVH Corp., Tranche B Term Loan, 12/19/19	$2,935,380
	1,610,870	5.75	B/B2	Renfro Corp., Tranche B Term Loan, 1/23/19	1,622,951
					$4,558,331
				Footwear - 0.1%
	818,250	4.00	BB/Ba2	Wolverine World Wide, Inc., Tranche B Term Loan, 5/1/19	$824,893
				Textiles - 0.3%
	2,178,543	5.75	NR/Ba3	Kloeckner Pentaplast SA, Term B-1 Loan, 12/14/16	$2,198,967
				Total Consumer Durables & Apparel	$22,802,252
				Consumer Services - 7.3%
				Casinos & Gaming - 1.8%
	481,816	4.00	BB+/Ba2	Ameristar Casinos, Inc., B Term Loan, 3/29/18	$483,857
	925,000	6.00	BB-/Ba3	Boyd Gaming Corp., Increased Term Loan, 12/17/15	930,533
	120,625	9.50	B-/B3	Caesars Entertainment Operating Co., Inc., Term B-4 Loan, 10/31/16	120,441
	930,000	5.44	B-/B3	Caesars Entertainment Operating Co., Inc., Term B-6 Loan, 1/28/18	827,036
	35,183	0.00	BBB-/Ba2	Las Vegas Sands Corp., Delayed Draw I Term Loan (Extending), 11/23/16	35,254
	835,723	2.69	BBB-/Ba2	Las Vegas Sands Corp., Delayed Draw II Term Loan (Extending), 11/23/16	837,551
	175,051	0.00	BBB-/Ba2	Las Vegas Sands Corp., Tranche B Term Loan (Extending), 11/23/16	175,407
	2,988,741	3.50	BB/Ba2	MGM Resorts International, Term B Loan, 12/13/19	2,998,068
	2,234,010	3.75	BBB-/Ba1	Penn National Gaming, Inc., Term B Facility Loan, 6/29/18	2,251,386
	296,250	4.00	BB+/Ba1	Pinnacle Entertainment, Inc., Series A Term Loan, 3/5/19	296,898
	1,365,290	3.45	BB+/Ba1	Scientific Games Corp., Tranche B-1 Term Loan, 6/30/15	1,368,703
	2,800,125	3.00	BBB-/Baa3	Seminole Indian Tribe of Florida, Initial Term Loan, 4/11/20	2,813,543
					$13,138,677
				Hotels, Resorts & Cruise Lines - 0.7%
	1,800,000	4.25	NR/B1	Four Seasons Hotels, Inc., Term Loan (First Lien), 6/24/20	$1,824,750
	1,076,823	5.25	B/B1	Sabre, Inc., Term B Loan, 2/1/19	1,092,470
	1,681,250	4.75	NR/Ba2	Seven Seas Cruises S de RL LLC, Term B-1 Loan, 12/21/18	1,695,961
					$4,613,181
				Leisure Facilities - 0.9%
	1,399,000	3.25	BB+/Ba1	Cedar Fair LP, U.S. Term Facility, 2/20/20	$1,410,892
	2,810,000	3.00	BB-/Ba3	SeaWorld Parks & Entertainment, Inc., Term B-2 Loan, 5/13/20	2,808,536
	2,464,004	4.00	BB+/Ba2	Six Flags Entertainment Corp., Tranche B Term Loan, 11/23/18	2,494,363
					$6,713,791
				Restaurants - 2.3%
	2,626,162	3.75	BB/Ba3	Burger King Corp., Tranche B Term Loan (2012), 9/28/19	$2,654,467
	2,044,481	3.75	BB-/Ba2	DineEquity, Inc., Term B-2 Loan, 10/19/17	2,064,073
	2,629,930	3.75	B+/B2	Dunkin' Brands, Inc., Term B-3 Loan, 2/28/20	2,645,812
	2,314,946	4.75	BB-/Ba3	Landry's, Inc., B Term Loan, 3/22/18	2,346,776
	1,929,833	4.50	NR/Ba3	NPC Restaurant Holdings LLC, Term Loan, 12/28/18	1,949,132
	1,118,055	5.25	B+/Ba3	PF Chang's China Bistro, Inc., Term Borrowing, 5/15/19	1,132,729
	3,578,897	3.25	NR/B1	Wendy's International, Inc., Term B Loan, 5/15/19	3,588,291
					$16,381,280
				Education Services - 0.9%
	1,971,350	4.00	B+/B1	Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20	$1,983,178
	3,184,300	5.25	NR/NR	Laureate Education, Inc., Series 2018 Term Loan, 6/16/18	3,191,267
	1,246,875	9.00	NR/B2	McGraw-Hill Global Education Holdings LLC, Term B Loan, 3/4/19	1,255,447
					$6,429,892
				Specialized Consumer Services - 0.7%
	4,790,500	3.75	BB/Ba1	Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20	$4,822,936
				Total Consumer Services	$52,099,757
				Media - 8.3%
				Advertising - 1.2%
	2,756,900	4.25	B+/B1	Advantage Sales & Marketing LLC, 2013 Term Loan (First Lien), 12/17/17	$2,779,721
	2,657,790	6.50	B-/B2	Affinion Group, Inc., Tranche B Term Loan, 10/9/16	2,564,028
	1,791,000	4.50	B/B1	Crossmark Holdings, Inc., Term Loan (First Lien), 1/31/20	1,796,224
	1,965,125	4.75	B/B1	Getty Images, Inc., Initial Term Loan, 9/17/19	1,970,498
	36,635	4.00	BB+/Baa3	Lamar Advertising Co., Term B Loan, 10/1/16	36,864
					$9,147,335
				Broadcasting - 3.4%
	2,582,475	3.50	BB-/Ba2	Cequel Communications Holdings I LLC, Term Loan, 1/31/19	$2,596,121
	2,200,000	0.00	BBB-/Baa3	CSC Holdings LLC, 4/17/20	2,185,104
	2,335,042	5.01	BB-/Ba3	Entercom Communications Corp., Term B-1 Loan, 11/7/18	2,371,041
	2,826,709	5.50	B/B2	Fox Acquisition Sub LLC, Initial Term Loan, 7/1/17	2,862,043
	1,163,964	4.75	B+/B2	Gray Television, Inc., Initial Term Loan, 10/11/19	1,175,968
	1,806,474	4.50	B+/B1	Hubbard Broadcasting, Inc., Tranche 1 Term Loan, 3/24/17	1,817,011
	2,836,373	4.75	B/B1	NEP Broadcasting LLC, Refinanced New Term Loan (First Lien), 1/3/20	2,866,510
	2,733,333	4.50	B/B2	Salem Communications Corp., Term Loan, 3/15/20	2,754,973
	401,421	3.00	BB+/Baa3	Sinclair Broadcast Group, Inc., New Tranche B Term Loan, 10/29/16	402,975
	2,509,013	3.50	NR/Ba3	Telesat Canada, U.S. Term B Loan, 3/28/19	2,526,785
	243,950	3.50	B+/Ba3	TWCC Holding Corp., Term Loan, 2/11/17	246,450
	1,162,095	4.50	B+/B2	Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan, 2/22/20	1,169,994
	748,125	4.00	B+/B2	Univision Communications, Inc., 2013 Incremental Term Loan, 3/1/20	746,789
	498,750	4.50	B+/B2	Univision Communications, Inc., 2013 New First-Lien Term Loan, 3/1/20	501,645
					$24,223,409
				Cable & Satellite - 1.1%
	4,900,000	3.00	BB+/Baa3	Charter Communications Operating LLC, Term F Loan, 1/1/21	$4,889,284
	1,025,000	3.25	NR/NR	Kabel Deutschland Vertrieb und Service GmbH, Facility F1, 2/1/19	1,024,599
	1,736,875	4.00	BB-/Ba3	MCC Georgia LLC, Tranche G Term Loan, 2/8/20	1,740,493
	480,000	3.25	BB-/Ba3	MCC Georgia LLC, Tranche H Term Loan, 5/23/21	478,875
					$8,133,251
				Movies & Entertainment - 1.8%
	1,578,609	3.50	BB-/Ba2	AMC Entertainment, Inc., Initial Term Loan, 4/30/20	$1,586,219
	619,531	3.75	NR/Baa3	Cinedigm Digital Funding I LLC, Term Loan, 3/31/16	621,854
	1,500,000	4.00	B+/B1	Hoyts Cinemas Group, Term B Loan, 5/29/20	1,507,500
	1,193,170	4.50	BB-/Ba2	Live Nation Entertainment, Inc., Term B Loan, 10/20/16	1,206,205
	222,421	6.75	NR/NR	LodgeNet Interactive Corp., Loan, 3/28/18	142,627
	2,634,650	3.50	BB/Ba2	Rovi Solutions Corp., 3/29/19	2,641,237
	2,000,000	3.50	BB+/Ba1	Seminole Hard Rock Entertainment, Inc., New Term Loan B, 4/29/20	2,013,334
	1,082,317	0.00	BB-/Ba3	WMG Acquisition Corp., 7/6/20	1,077,582
	167,683	0.00	BB-/Ba3	WMG Acquisition Corp., 7/6/20	166,949
	1,425,000	3.75	BB-/Ba3	WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/3/20	1,431,234
					$12,394,741
				Publishing - 0.8%
	1,745,242	0.00	D/WR	Cengage Learning Acquisitions, Inc., Original Term Loan, 7/4/14 (c)	$1,289,297
	2,201,151	3.75	B+/Ba3	Interactive Data Corp., Refinanced Term Loan, 2/11/18	2,209,736
	2,397,496	4.25	BB-/Ba3	MTL Publishing LLC, Term B Loan, 11/14/17	2,422,969
					$5,922,002
				Total Media	$59,820,738
				Retailing - 2.2%
				Distributors - 0.2%
	1,115,000	4.25	B+/B2	Coinmach Corp., Initial Term Loan (First Lien), 5/8/19	$1,123,885
				Apparel Retail - 0.1%
	967,626	4.00	B/B1	J Crew Group, Inc., Term B-1 Loan, 3/7/18	$975,589
				Computer & Electronics Retail - 0.2%
	1,288,703	11.00	B/B2	Targus Group International, Term Loan, 5/12/16	$1,295,147
				Home Improvement Retail - 0.5%
	1,745,625	4.50	B/B1	Apex Tool Group LLC, Term Loan, 2/1/20	$1,761,990
	1,680,497	4.25	B+/WR	The Hillman Group, Inc., Term Loan, 5/31/16	1,688,899
					$3,450,889
				Specialty Stores - 0.3%
	1,995,000	3.75	BB-/Ba3	Michaels Stores, Inc., Term B Loan, 1/16/20	$2,005,687
				Automotive Retail - 0.9%
	572,561	3.00	BB/Ba1	Avis Budget Car Rental LLC, New Tranche B Term Loan (2013), 3/15/19	$573,635
	2,499,075	4.25	BB/Ba1	Chrysler Group LLC, Term Loan B, 5/24/17	2,543,694
	1,492,500	6.25	B+/B1	Sequa Automotive Group, Term Loan, 11/1/18	1,510,534
	1,741,250	3.75	BB/Ba1	The Hertz Corp., Tranche B1 Term Loan, 3/11/18	1,752,949
					$6,380,812
				Total Retailing	$15,232,009
				Food & Staples Retailing - 1.4%
				Food Distributors - 1.0%
	995,499	5.75	B/B1	AdvancePierre Foods, Term Loan (First Lien), 6/17/17	$1,008,358
	1,500,000	4.75	BB-/B1	Clearwater Seafoods LP, Term Loan B 2013, 6/26/19	1,512,188
	2,500,000	4.75	B+/B1	CSM Bakery Supplies, Term Loan, 5/23/20	2,518,750
	1,783,000	5.00	BB-/B1	Windsor Quality Food Co, Ltd., Tranche B Term Loan, 1/11/17	1,801,388
					$6,840,684
				Food Retail - 0.4%
	2,680,089	4.75	BB-/NR	Albertsons LLC, Term B-2 Loan, 3/21/19	$2,700,190
	370,204	5.75	B+/B1	Roundy's Supermarkets, Inc., Tranche B Term Loan, 1/24/19	367,057
					$3,067,247
				Total Food & Staples Retailing	$9,907,931
				Food, Beverage & Tobacco - 2.9%
				Distillers & Vintners - 0.3%
	2,500,000	2.75	NR/NR	Constellation Brands, Inc., European Term B Loan, 4/29/20	$2,505,312
				Agricultural Products - 0.4%
	2,900,000	4.50	B/Ba3	Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/22/20	$2,922,353
				Packaged Foods & Meats - 2.2%
	573,563	5.00	B+/NR	Acosta, Inc., Term D Loan, 9/25/17	$579,728
	2,104,843	4.00	B/B1	Del Monte Foods Co., Initial Term Loan, 2/3/18	2,110,983
	1,097,250	3.75	B+/Ba3	Dole Food Co, Inc., Tranche B Term Loan, 4/1/20	1,099,307
	1,000,000	0.00	B+/B1	GFA Brands, Inc., 7/9/20	1,002,500
	693,010	6.50	NR/NR	Hearthside Food Solutions LLC, Term Loan A, 5/7/18	698,208
	2,000,000	3.50	BB/Ba2	HJ Heinz Co., Term B2 Loan, 3/27/20	2,021,528
	500,000	6.75	B-/NR	Hostess Brands, Inc., Term B Loan, 2/25/20	515,000
	1,990,000	3.75	NR/Ba2	JBS USA LLC, Initial Term Loan, 5/25/18	1,991,244
	2,405,622	4.25	B+/Ba3	Michael Foods, Inc., Term B Facility, 2/14/18	2,441,707
	3,129,158	3.25	BB/Ba3	Pinnacle Foods Finance LLC, New Term Loan G, 4/16/20	3,135,025
					$15,595,230
				Total Food, Beverage & Tobacco	$21,022,895
				Household & Personal Products - 1.5%
				Household Products - 0.9%
	1,000,000	4.75	B+/B1	Berlin Packaging LLC, Term Loan (First Lien) 2013, 4/3/19	$1,009,167
	1,445,635	4.51	B/Ba3	Spectrum Brands Holdings, Inc., Initial U.S. Term Loan, 10/9/19	1,459,317
	1,776,334	4.02	BB-/B1	SRAM Corp., Term Loan (First Lien), 5/12/18	1,775,224
	1,496,250	5.50	B-/B1	The Sun Products Corp., Tranche B Term Loan, 3/6/20	1,498,120
	26,350	5.25	B-/B2	Wash Multifamily Laundry Systems, U.S. Term Loan, 1/22/19	26,482
	297,335	4.50	B/B1	WNA Holdings, Inc., USD Term Loan (Canadian Borrower Portion), 6/7/20	298,636
	161,515	4.50	B/B1	WNA Holdings, Inc., USD Term Loan (U.S. Borrower Portion), 6/7/20	162,222
					$6,229,168
				Personal Products - 0.6%
	2,076,786	3.50	BB-/Ba3	NBTY, Inc., Term B-2 Loan, 10/1/17	$2,094,958
	2,386,292	4.00	BB-/Ba2	Revlon Consumer Products Corp., Replacement Term Loan, 11/19/17	2,415,126
					$4,510,084
				Total Household & Personal Products	$10,739,252
				Health Care Equipment & Services - 6.7%
				Health Care Equipment - 0.3%
	1,188,000	4.50	BBB-/Ba2	Hologic, Inc., Tranche B Term Loan, 4/29/19	$1,195,236
	761,038	4.50	BB-/Ba2	Kinetic Concepts, Inc., Dollar Term D-1 Loan, 5/4/18	770,789
					$1,966,025
				Health Care Supplies - 0.2%
	123,752	4.00	B+/B1	Bausch & Lomb, Inc., New Parent Term Loan, 5/17/19	$123,907
	995,000	5.00	BB-/B1	Immucor, Inc., Term B-2 Loan, 8/19/18	1,006,194
					$1,130,101
				Health Care Services - 3.3%
	717,646	6.50	NR/NR	AccentCare, Inc., Term Loan, 12/22/16	$396,499
	900,000	4.25	B+/Ba3	Alliance HealthCare Services, Inc., Initial Term Loan, 5/31/19	901,125
	283,575	6.75	B+/B1	Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18	285,229
	1,312,500	0.00	NR/B2	BioScrip, Inc., 7/22/20	1,327,331
	2,187,500	0.00	B/B2	BioScrip, Inc., 7/22/20	2,212,219
	1,525,000	5.00	B+/Ba3	BSN Medical GmbH & Co. KG, Facility B1A, 8/28/19	1,537,708
	2,338,250	4.00	BB-/Ba2	DaVita, Inc., Tranche B2 Term Loan, 8/1/19	2,354,534
	2,870,290	4.00	B+/Ba3	Envision Healthcare Corp., Initial Term Loan, 4/5/18	2,889,426
	1,055,800	6.50	B+/B1	Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16	1,059,759
	898,239	7.50	B/B2	inVentiv Health, Inc., Consolidated Term Loan, 8/4/16	885,140
	1,725,296	6.50	NR/NR	National Mentor Holdings, Inc., Tranche B-1 Term Loan, 2/9/17	1,737,157
	1,621,926	8.75	B/B2	National Surgical Hospitals, Inc., Initial Term Loan, 1/4/17	1,621,926
	1,029,000	5.75	CC/B3	Rural Metro Corp., Term Loan (First Lien), 3/28/18	943,464
	2,000,000	4.25	B+/B1	Sedgwick Claims Management Services, Inc., Term Loan B (First Lien), 6/10/18	2,020,000
	2,000,000	6.75	B/B2	Steward Health Care System LLC, Term Loan, 4/12/20	2,013,100
	768,067	6.00	B/B2	Surgery Center Holdings, Inc., Term Loan (First Lien), 4/11/19	772,368
	1,218,750	7.75	B+/B1	Virtual Radiologic Corp., Term Loan A, 11/3/16	795,234
					$23,752,219
				Health Care Facilities - 1.8%
	1,003,404	3.77	BB/Ba2	Community Health Systems, Inc., Extended Term Loan, 7/25/14	$1,011,554
	333,654	2.94	BB/Ba3	HCA, Inc., Tranche B-4 Term Loan, 5/1/18	335,218
	1,075,346	4.50	B/Ba3	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18	1,085,293
	2,396,356	4.25	B+/Ba3	Kindred Healthcare, Inc., Term B-1 Loan, 6/1/18	2,397,853
	2,487,500	2.70	BB-/Ba1	LifePoint Hospitals, Inc., Incremental Term Loan B, 7/24/17	2,504,084
	1,492,509	7.00	NR/B2	RegionalCare Hospital Partners, Inc., Term Loan (First Lien 2013), 11/4/18	1,498,106
	421,166	4.00	BB-/Ba2	Select Medical Corp., Series C Tranche B Term Loan, 6/1/18	423,532
	326,538	4.25	B/NR	United Surgical Partners International, Inc., Extended Term Loan, 4/3/17	329,697
	997,500	4.75	B/B1	United Surgical Partners International, Inc., New Tranche B Term Loan, 4/3/19	1,008,098
	553,788	2.44	BB+/Ba2	Universal Health Services, Inc., Tranche B-1 Term Loan, 11/30/16	557,249
	1,995,000	3.75	BB-/Ba2	Vanguard Health Holding Co. II LLC, Term B Loan, 1/29/16	2,004,039
					$13,154,723
				Managed Health Care - 0.1%
	307,895	9.75	B+/B2	AVETA, MSO Term Loan, 12/12/17	$310,589
	423,355	9.75	B+/B2	MMM Holdings, Inc., Term Loan, 10/9/17	425,472
					$736,061
				Health Care Technology - 1.0%
	1,650,259	5.00	B+/Ba3	Convatec, Inc., Dollar Term Loan, 12/1/16	$1,659,198
	2,501,032	3.75	BB-/Ba3	Emdeon, Inc., Term B-2 Loan, 11/2/18	2,519,789
	1,677,500	5.25	B/B1	Healogics, Inc., First Lien Term Loan B, 2/5/19	1,690,501
	988,473	3.75	NR/Ba3	IMS Health, Inc., Tranche B-1 Dollar Term Loan, 8/26/17	995,763
	470,767	4.00	BB-/Ba3	MedAssets, Inc., Term B Loan, 11/20/19	472,970
					$7,338,221
				Total Health Care Equipment & Services	$48,077,350
				Pharmaceuticals, Biotechnology & Life Sciences - 3.0%
				Biotechnology - 1.2%
	2,538,375	3.50	BB+/B1	Alkermes, Inc., 2019 Term Loan, 9/25/19	$2,544,721
	2,112,983	5.50	BB/B2	Aptalis Pharma, Inc., Term B-1 Loan, 1/25/17	2,124,869
	2,708,753	4.25	BB+/Ba1	Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17	2,739,789
	174,814	4.25	BBB-/Ba3	Warner Chilcott Corp., Additional Term B-1 Loan, 3/15/18	175,272
	401,571	4.25	BBB-/Ba3	Warner Chilcott Corp., Term B-1 Loan, 3/3/18	402,625
	24,574	4.25	BBB-/Ba3	Warner Chilcott Corp., Term B-2 Loan, 3/17/18	24,638
	316,445	4.25	BBB-/Ba3	WC Luxco Sarl, Term B-3 Loan, 3/3/18	317,276
					$8,329,190
				Pharmaceuticals - 1.6%
	1,573,371	5.00	B+/B1	Generic Drug Holdings, Inc., Closing Date Term Loan, 10/4/19	$1,582,549
	2,000,000	0.00	NR/NR	Jazz Pharmaceuticals, Inc., 6/12/18	2,018,750
	1,062,468	5.25	B+/B2	Medpace, Inc., Term B Loan, 5/20/17	1,063,796
	1,985,025	4.25	B+/B1	Par Pharmaceutical Companies, Inc., Additional Term B-1 Loan, 9/28/19	1,994,418
	686,979	3.50	BBB-/Baa2	RPI Finance Trust, 6.75 Year Term Loan (2012), 5/10/18	692,131
	367,263	4.00	BBB-/Baa2	RPI Finance Trust, New Term Loan, 11/9/18	368,946
	2,500,000	0.00	BB/Ba1	Valeant Pharmaceuticals International, Inc., 5/20/20	2,536,562
	1,492,500	3.50	NR/Ba1	Valeant Pharmaceuticals International, Inc., Series C-1 Tranche B Term Loan, 12/11/19	1,509,440
					$11,766,592
				Life Sciences Tools & Services - 0.2%
	1,255,114	3.69	BB-/Ba3	Catalent Pharma Solutions, Inc., Refinancing Dollar Term-1 (2016), 9/15/16	$1,258,644
				Total Pharmaceuticals, Biotechnology & Life Sciences	$21,354,426
				Banks - 0.4%
				Thrifts & Mortgage Finance - 0.4%
	2,593,500	5.00	B/B1	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$2,632,402
				Total Banks	$2,632,402
				Diversified Financials - 4.7%
				Other Diversified Financial Services - 1.7%
	1,500,000	0.00	B/B2	CTI Foods Holding Co LLC, 6/14/20	$1,501,875
	2,308,792	4.50	NR/B1	Fly Funding II Sarl, Term Loan, 8/9/18	2,339,575
	1,803,125	3.25	NR/Baa2	Kasima LLC, Term Loan, 5/16/21	1,801,246
	2,550,000	5.00	NR/B1	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19	2,553,188
	1,075,250	5.00	B/B2	Nexeo Solutions LLC, Initial Term Loan, 2/26/17	1,069,202
	1,497,666	4.75	B/B1	WideOpenWest Finance LLC, Term B Loan, 3/27/19	1,516,856
	1,751,227	5.25	BB/Ba3	WorldPay, Facility B2A Term Loan, 8/6/17	1,763,048
					$12,544,990
				Specialized Finance - 0.5%
	2,480,550	5.25	B/B1	Dematic Services Luxembourg Sarl, Term Loan, 12/18/19	$2,501,481
	1,200,000	5.00	BB-/B1	ROC Finance LLC, New Term Loan B, 3/27/19	1,209,300
					$3,710,781
				Consumer Finance - 0.8%
	526,191	4.00	BB+/B1	Global Cash Access Holdings, Inc., Term Loan, 2/1/16	$530,137
	1,469,392	5.50	B/B3	Springleaf Finance Corp., Initial Term Loan, 5/28/17	1,473,617
	3,615,938	5.75	B+/B1	Tower Automotive Holdings USA LLC, Initial Term Loan, 4/17/20	3,655,109
					$5,658,863
				Asset Management & Custody Banks - 0.6%
	2,500,000	5.75	NR/B2	Clondalkin Acquisition BV, Term Loan (First Lien), 5/8/20	$2,515,625
	500,000	4.19	B/B2	Nuveen Investments, Inc., Tranche B Term Loan, 5/13/17	501,438
	1,000,000	0.00	NR/B1	Patriot Merger Corp., 6/19/20	1,004,688
					$4,021,751
				Investment Banking & Brokerage - 1.1%
	3,040,000	4.50	B/B1	Duff & Phelps Corp., Initial Term Loan, 3/14/20	$3,062,800
	3,000,000	4.25	NR/NR	Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 7/9/20	3,039,375
	1,583,531	3.25	BB-/Ba2	LPL Holdings, Inc., 2013 Incremental Tranche B Term Loan, 3/29/19	1,585,511
					$7,687,686
				Total Diversified Financials	$33,624,071
				Insurance - 1.4%
				Insurance Brokers - 0.5%
	1,195,746	5.00	B/B1	AmWINS Group, Inc., New Term Loan (First Lien), 2/20/20	$1,205,312
	1,167,000	5.00	B/B1	Cooper Gay Swett & Crawford, Ltd., Term Loan (First Lien), 4/5/20	1,180,615
	916,898	3.69	B+/B1	HUB International Holdings, Inc., Term Loan, 6/13/17	921,810
					$3,307,737
				Life & Health Insurance - 0.2%
	1,854,397	3.75	BB/Ba3	CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18	$1,862,510
				Multi-line Insurance - 0.2%
	1,243,750	5.00	B-/B1	Alliant Insurance Services, Inc., Initial Term Loan, 12/7/19	$1,254,439
				Property & Casualty Insurance - 0.5%
	1,772,338	6.50	B-/B2	Confie seguros Holding II Co., Term B Loan (First Lien), 10/11/13	$1,781,200
	1,965,125	5.25	B-/B1	USI Insurance Services LLC, Initial Term Loan, 11/29/19	1,984,531
					$3,765,731
				Total Insurance	$10,190,417
				Real Estate - 0.9%
				Mortgage REIT's - 0.3%
	1,945,750	0.00	BB+/Ba3	Starwood Property Trust, Inc., 4/19/20	$1,950,614
				Diversified Real Estate Activities - 0.1%
	498,750	2.95	BB/Ba1	CBRE Services, Inc., Tranche B Term Loan, 3/4/21	$501,036
				Real Estate Services - 0.5%
	2,190,247	5.75	NR/B1	Altisource Portfolio Solutions SA, Term B Loan, 11/27/19	$2,213,518
	1,493,077	5.25	B/B1	GCA Services Group, Inc., Initial Term Loan, 9/25/19	1,500,309
					$3,713,827
				Total Real Estate	$6,165,477
				Software & Services - 3.2%
				Internet Software & Services - 0.1%
	860,000	0.00	B/B1	Zayo Group LLC, 7/2/19	$868,466
				IT Consulting & Other Services - 0.3%
	695,747	4.50	BB/Ba3	Booz Allen Hamilton Holding Corp., Initial Tranche B Term Loan, 7/10/19	$699,226
	833,312	4.50	B/Ba3	Kronos, Inc., Incremental Term Loan (First Lien), 10/2/19	840,083
	284,556	0.00	BB/Ba3	SunGard Data Systems, Inc., Tranche A U.S. Term Loan, 2/28/14	284,645
					$1,823,954
				Data Processing & Outsourced Services - 0.5%
	67,341	4.19	B+/B1	First Data Corp., 2017 New Dollar Term Loan, 3/24/17	$67,455
	1,387,680	4.19	B+/B1	First Data Corp., 2018 Dollar Term Loan, 3/24/18	1,389,415
	1,990,000	3.50	BB+/Ba2	Genpact, Ltd., Term Loan, 8/17/19	2,000,780
	277,388	4.25	BB/Ba3	VeriFone Systems, Inc., Term B Loan, 11/14/18	278,082
					$3,735,732
				Application Software - 1.9%
	2,241,340	4.25	NR/B1	Applied Systems, Inc., Term Loan (First Lien), 12/8/16	2,258,852
	2,238,750	5.00	NR/B1	Deltek, Inc., Term Loan (First Lien), 10/10/18	2,246,447
	1,938,294	8.50	B-/Ba3	Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18	1,973,426
	1,170,956	5.25	B+/Ba3	Lawson Software, Inc., Tranche B2 Term Loan, 4/5/18	1,183,947
	1,322,642	4.19	B+/B1	Serena Software, Inc., 2016 Term Loan (Extended), 3/10/16	1,319,335
	2,232,801	4.00	BB-/B1	Verint Systems, Inc., Term Loan, 9/6/19	2,236,988
	2,256,085	4.25	NR/B1	Vertafore, Inc., Term Loan (2013), 10/20/19	2,270,655
					$13,489,650
				Systems Software - 0.4%
	2,000,000	4.75	B+/B1	EZE Castle Software, Inc., Initial Term Loan (First Lien), 2/22/20	$2,015,834
	1,178,741	2.19	BBB-/Ba2	The Reynolds & Reynolds Co., Tranche B Term Loan, 3/9/18	1,181,196
					$3,197,030
				Total Software & Services	$23,114,832
				Technology Hardware & Equipment - 2.2%
				Communications Equipment - 1.2%
	1,488,750	6.75	B+/B1	Audio Visual Services Corp., Term Loan (First Lien), 10/11/18	$1,511,081
	1,989,901	8.00	B/B1	Avaya, Inc., Term B-5 Loan, 3/31/18	1,879,626
	1,950,076	3.75	BB/Ba2	CommScope, Inc., Tranche 2 Term Loan, 1/14/18	1,965,286
	3,062,775	4.00	BBB-/Ba3	Riverbed Technology, Inc., Term Loan, 10/29/19	3,097,231
					$8,453,224
				Electronic Equipment Manufacturers - 0.3%
	1,955,000	4.75	B-/B1	Sensus USA, Inc., Term Loan (First Lien), 4/13/17	$1,934,635
				Electronic Components - 0.5%
	351,868	6.76	B+/B2	4L Holdings Corp., Term Loan, 4/13/18	$352,528
	480,583	5.00	B+/Ba2	CPI International, Inc., Term B Loan, 11/24/17	480,583
	1,745,000	3.50	B+/B2	Generac Acquisition Corp., Term Loan B, 5/22/19	1,749,090
	1,394,258	5.00	B/B2	Scitor Corp., Term Loan, 1/21/17	1,373,344
					$3,955,545
				Technology Distributors - 0.2%
	798,000	3.50	B+/Ba3	CDW LLC, Term Loan, 4/25/20	$795,756
	654,473	5.00	BB-/B1	Excelitas Technologies Corp., New Term B Loan, 11/29/16	657,745
					$1,453,501
				Total Technology Hardware & Equipment	$15,796,905
				Semiconductors & Semiconductor Equipment - 0.5%
				Semiconductor Equipment - 0.3%
	1,763,117	4.50	BB-/B1	Aeroflex, Inc., Tranche B-1 Term Loan, 11/24/19	$1,779,646
	584,961	3.75	BBB-/Baa3	Sensata Technologies BV, Term Loan, 4/29/18	591,542
					$2,371,188
				Semiconductors - 0.2%
	1,542,262	3.75	BB/Ba2	Microsemi Corp., Term Loan, 2/19/20	$1,558,970
				Total Semiconductors & Semiconductor Equipment	$3,930,158
				Telecommunication Services - 2.8%
				Integrated Telecommunication Services - 1.4%
	498,750	5.25	NR/B2	Integra Telecom, Inc., Term B Loan, 2/22/19	$504,984
	525,000	4.75	B/B2	Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/17/20	523,578
	1,880,000	2.69	BB+/Baa3	tw telecom holdings, inc., Term Loan B Loan, 4/17/20	1,885,484
	2,750,000	3.50	NR/Ba3	Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20	2,751,336
	1,127,686	0.00	BB/Ba3	West Corp., Term B-7 Loan, 7/15/16	1,138,681
	1,585,988	3.75	BB/Ba3	West Corp., Term B-8 Loan, 6/30/18	1,595,233
	480,150	4.00	BB+/Ba2	Windstream Corp., Tranche B-3 Term Loan, 7/23/19	484,251
	797,500	3.50	BB+/Ba2	Windstream Corp., Tranche B-4 Term Loan, 1/8/20	800,906
					$9,684,453
				Wireless Telecommunication Services - 1.4%
	935,156	3.25	NR/NR	Cellular South, Inc., Term Loan B, 5/21/20	$938,663
	2,907,768	3.25	B+/Ba2	Crown Castle Operating Co., New Tranche B Term Loan, 1/31/19	2,914,624
	1,980,094	4.25	NR/Ba3	Intelsat Jackson Holdings SA, Tranche B-1 Term Loan, 4/2/18	1,998,039
	1,700,000	4.50	B/B1	LTS Buyer LLC, Term B Loan (First Lien), 4/1/20	1,713,792
	1,500,000	4.00	BB-/WR	Syniverse Holdings, Inc., Initial Term Loan (2013), 4/23/19	1,507,500
	1,212,750	5.00	BB-/B1	Syniverse Holdings, Inc., Initial Term Loan, 4/10/19	1,220,709
					$10,293,327
				Total Telecommunication Services	$19,977,780
				Utilities - 2.3%
				Electric Utilities - 0.9%
	2,650,000	3.00	BB/Ba3	Calpine Construction Finance Co LP, Term B-1 Loan, 5/1/20	$2,636,254
	331,766	7.75	B+/Ba2	Race Point Power, Term Loan, 1/11/18	332,596
	2,044,875	4.25	NR/Ba3	Star West Generation LLC, Term B Advance, 3/13/20	2,065,324
	1,528,934	4.72	CCC/Caa3	Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending), 10/10/17	1,076,226
					$6,110,400
				Independent Power Producers & Energy Traders - 1.4%
	1,481,481	3.75	BB+/Ba1	AES Corp. Virginia, 2013 Other Term Loan, 5/27/18	$1,501,323
	1,417,375	4.00	BB-/B1	Calpine Corp., Term Loan (3/11), 3/1/18	1,428,002
	546,559	4.00	BB-/B1	Calpine Corp., Term Loan, 9/27/19	550,189
	1,230,769	4.00	BB-/B1	Dynegy, Inc., Tranche B-2 Term Loan, 4/16/20	1,238,769
	1,585,435	2.75	BB+/Baa3	NRG Energy, Inc., Term Loan (2013), 7/1/18	1,586,179
	1,837,025	4.75	BB+/Ba1	NSG Holdings LLC, New Term Loan, 11/15/19	1,869,173
	2,043,552	3.50	BB+/Ba2	Ruby Western Pipeline Holdings LLC, Term Loan, 3/27/20	2,052,496
					$10,226,131
				Total Utilities	$16,336,531
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $627,296,124)	$630,133,165

				TEMPORARY CASH INVESTMENTS - 19.4%
				Repurchase Agreements - 9.3%
	66,435,000		NR/Aaa	Deutsche Bank AG, 0.08%, dated 7/31/13, repurchase price of $66,435,000
				plus accrued interest on 8/1/13 collateralized by the following:
				$6,197,947 U.S. Treasury Bills, 0.0%, 8/1/23-5/1/14
				$19,162,287 U.S. Treasury Bonds, 2.375-10.625%, 8/15/15-2/15/42
				$24,296,531 U.S. Treasury Notes, 0.125-4.75%, 8/15/13-11/15/20
				$18,150,452 U.S. Treasury Strips, 0.0%, 8/15/13-5/15/43	$66,435,000

	72,435,000		NR/Aaa	Bank of Nova Scotia, 0.09%, dated 7/31/13, repurchase price of $72,435,000
				plus accrued interest on 8/1/13 collateralized by $73,883,885 Federal
				National Mortgage Association, 2.5%, 5/1/28	72,435,000

				TOTAL TEMPORARY CASH INVESTMENTS
				(Cost $138,870,000)	$138,870,000

				TOTAL INVESTMENT IN SECURITIES - 116.0%
				(Cost $827,626,261) (a)	$830,784,279
				OTHER ASSETS & LIABILITIES - (16.0)%	$(114,777,903)
				TOTAL NET ASSETS - 100.0%	$716,006,376

	*			Non-income producing security.

	†			Amount rounds to less than 0.1%.

	NR			Not rated by either S&P or Moody's.

	WR			Withdrawn rating.

	REIT			Real Estate Investment Trust.

	(Perpetual)			Security with no stated maturity date.

	(Cat Bond)			Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2013, the value of these securities amounted to $35,572,406 or 5.0% of total net assets.

	(a)			At July 31, 2013, the net unrealized gain on investments based on
				cost for federal income tax purposes of $827,845,646 was as follows:

				Aggregate gross unrealized appreciation for all investments in which
				there is an excess of value over tax cost	$7,016,505

				Aggregate gross unrealized depreciation for all investments in which
				there is an excess of tax cost over value	(4,077,871)

				Net unrealized appreciation	$2,938,633

	(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)			Security is in default and is non-income producing.

	NOTE: Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	EURO	Euro

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$1,061,250	$-	$1,061,250
Preferred Stocks	3,745,575	-	-	3,745,575
Convertible Preferred Stocks	135,290	-	-	135,290
Common Stocks	-	448,366	-	448,366
Asset Backed Securities	-	5,534,068	-	5,534,068
Collateralized Mortgage Obligations	-	2,731,590	-	2,731,590
Corporate Bonds	-	45,624,095	-	45,624,095
U.S. Government and Agency Obligations	-	2,000,725	-	2,000,725
Muncipal Bonds	-	500,155	-	500,155
Senior Floating Rate Loan Interests	-	630,133,165	-	630,133,165
Repurchase Agreements	-	138,870,000	-	138,870,000
Total	$3,880,865	$826,903,414	$-	$830,784,279
Other Financial Instruments
Forward Foreign Currency Portfolio Hedge Contracts	$-	$(5,447)	$-	$(5,447)
Total Other Financial Instruments	$-	$(5,447)	$-	$(5,447)

During the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VI

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 27, 2013

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 27, 2013

* Print the name and title of each signing officer under his or her signature.